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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02699

AIM Growth Series (Invesco Growth Series)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:        12/31

Date of reporting period:     09/30/17

Item 1. Schedule of Investments.

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Quarterly Schedule of Portfolio Holdings

September 30, 2017

invesco.com/us	IBRR-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2017

(Unaudited)

Invesco Balanced-Risk Retirement Now Fund

Schedule of Investments in Affiliated Issuers–99.98%(a)

	% of Net Assets 09/30/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Dividend Income	Shares 09/30/17	Value 09/30/17
Asset Allocation Funds–60.06%
Invesco Balanced-Risk Allocation Fund-Class R6	60.06%	$16,256,949	$609,957	$(2,902,691)	$701,985	$63,648	$—	1,319,879	$14,729,848
Money Market Funds–39.92%
Government & Agency Portfolio-Institutional Class, 0.93%(b)	23.95%	6,445,052	2,663,640	(3,233,365)	—	—	33,452	5,875,327	5,875,327
Treasury Portfolio-Institutional Class, 0.90%(b)	15.97%	4,296,701	1,775,759	(2,155,576)	—	—	21,035	3,916,884	3,916,884
Total Money Market Funds		10,741,753	4,439,399	(5,388,941)	—	—	54,487		9,792,211
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $23,946,544)	99.98%	$26,998,702	$5,049,356	$(8,291,632)	$701,985	$63,648	$54,487		$24,522,059
OTHER ASSETS LESS LIABILITIES	0.02%								6,017
NET ASSETS	100.00%								$24,528,076

Invesco Balanced-Risk Retirement 2020 Fund

Schedule of Investments in Affiliated Issuers—100.08%(a)

	% of Net Assets 09/30/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/17	Value 09/30/17
Asset Allocation Funds–72.13%
Invesco Balanced-Risk Allocation Fund-Class R6	72.13%	$51,665,053	$—	$(7,951,709)	$2,505,324	$(112,799)	$—	4,131,350	$46,105,869
Money Market Funds–27.95%
Government & Agency Portfolio-Institutional Class, 0.93%(b)	16.77%	10,696,253	6,175,445	(6,152,797)	—	—	57,664	10,718,901	10,718,901
Treasury Portfolio-Institutional Class, 0.90%(b)	11.18%	7,130,835	4,116,963	(4,101,864)	—	—	36,284	7,145,934	7,145,934
Total Money Market Funds		17,827,088	10,292,408	(10,254,661)	—	—	93,948		17,864,835
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $62,155,785)	100.08%	$69,492,141	$10,292,408	$(18,206,370)	$2,505,324	$(112,799)	$93,948		$63,970,704
OTHER ASSETS LESS LIABILITIES	(0.08)%								(50,918)
NET ASSETS	100.00%								$63,919,786

Invesco Balanced-Risk Retirement 2030 Fund

Schedule of Investments in Affiliated Issuers—100.44%(a)

	% of Net Assets 09/30/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/17	Value 09/30/17
Asset Allocation Funds–100.29%
Invesco Balanced-Risk Allocation Fund- Class R6	92.13%	$71,111,737	$1,438,694	$(10,511,237)	$4,078,786	$(735,751)	$—	5,858,623	$65,382,229
Invesco Balanced-Risk Aggressive Allocation Fund	8.16%	8,561,561	44,117	(3,339,174)	958,511	(430,211)	—	663,780	5,794,804
Total Asset Allocation Funds		79,673,298	1,482,811	(13,850,411)	5,037,297	(1,165,962)	—		71,177,033
Money Market Funds–0.15%
Government & Agency Portfolio-Institutional Class, 0.93%(b)	0.09%	182,293	5,493,791	(5,614,953)	—	—	1,001	61,131	61,131
Treasury Portfolio-Institutional Class, 0.90%(b)	0.06%	121,528	3,662,528	(3,743,302)	—	—	628	40,754	40,754
Total Money Market Funds		303,821	9,156,319	(9,358,255)	—	—	1,629		101,885
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $70,679,369)	100.44%	$79,977,119	$10,639,130	$(23,208,666)	$5,037,297	$(1,165,962)	$1,629		$71,278,918
OTHER ASSETS LESS LIABILITIES	(0.44)%								(310,879)
NET ASSETS	100.00%								$70,968,039

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7–day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Retirement Funds

Schedule of Investments-(continued)

September 30, 2017

(Unaudited)

Invesco Balanced-Risk Retirement 2040 Fund

Schedule of Investments in Affiliated Issuers–100.07%(a)

	% of Net Assets 09/30/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/17	Value 09/30/17
Asset Allocation Funds–99.49%
Invesco Balanced-Risk Allocation Fund-Class R6	57.30%	$28,316,194	$3,183,084	$(3,381,158)	$1,643,911	$(257,777)	$—	2,643,751	$29,504,254
Invesco Balanced-Risk Aggressive Allocation Fund	42.19%	22,758,100	1,311,198	(3,911,134)	2,008,045	(440,781)	—	2,488,594	21,725,428
Total Asset Allocation Funds		51,074,294	4,494,282	(7,292,292)	3,651,956	(698,558)	—		51,229,682
Money Market Funds–0.58%
Government & Agency Portfolio-Institutional Class, 0.93%(b)	0.35%	256,259	5,043,801	(5,121,127)	—	—	822	178,933	178,933
Treasury Portfolio-Institutional Class, 0.90%(b)	0.23%	170,840	3,362,534	(3,414,086)	—	—	529	119,288	119,288
Total Money Market Funds		427,099	8,406,335	(8,535,213)	—	—	1,351		298,221
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost 54,901,784)	100.07%	$51,501,393	$12,900,617	$(15,827,505)	$3,651,956	$(698,558)	$1,351		$51,527,903
OTHER ASSETS LESS LIABILITIES	(0.07)%								(34,274)
NET ASSETS	100.00%								$51,493,629

Invesco Balanced-Risk Retirement 2050 Fund

Schedule of Investments in Affiliated Issuers–100.61%(a)

	% of Net Assets 09/30/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/17	Value 09/30/17
Asset Allocation Funds–100.28%
Invesco Balanced-Risk Allocation Fund-Class R6	25.45%	$7,396,287	$1,707,538	$(658,211)	$415,068	$(39,240)	$—	790,452	$8,821,442
Invesco Balanced-Risk Aggressive Allocation Fund	74.83%	25,689,554	1,526,391	(3,061,783)	2,050,145	(268,291)	—	2,970,907	25,936,016
Total Asset Allocation Funds		33,085,841	3,233,929	(3,719,994)	2,465,213	(307,531)	—		34,757,458
Money Market Funds–0.33%
Government & Agency Portfolio-Institutional Class, 0.93%(b)	0.20%	430,976	3,151,665	(3,512,985)	—	—	643	69,656	69,656
Treasury Portfolio-Institutional Class, 0.90%(b)	0.13%	287,317	2,101,111	(2,341,990)	—	—	405	46,438	46,438
Total Money Market Funds		718,293	5,252,776	(5,854,975)	—	—	1,048		116,094
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $37,158,558)	100.61%	$33,804,134	$8,486,705	$(9,574,969)	$2,465,213	$(307,531)	$1,048		$34,873,552
OTHER ASSETS LESS LIABILITIES	(0.61)%								(211,839)
NET ASSETS	100.00%								$34,661,713

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7–day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Retirement Funds

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

Each Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service.

Invesco Balanced-Risk Retirement Funds

A.	Security Valuations – (continued)

Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Other Risks – The Funds and certain of the underlying funds are non-diversified and may invest in securities of fewer issuers than if they were diversified. Thus, the value of each Fund’s shares may vary more widely and the Funds may be subject to greater market and credit risk than if the Funds invested more broadly.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Invesco Balanced-Risk Retirement Funds

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Each Fund’s policy is to recognize transfers in and out of the valuations levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were no material transfers between valuation levels.

Invesco Balanced-Risk Retirement Funds

Invesco Alternative Strategies Fund Quarterly Schedule of Portfolio Holdings September 30, 2017

invesco.com/us	ALST-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2017

(Unaudited)

Invesco Alternative Strategies Fund

Schedule of Investments in Affiliated Issuers–100.13%(a)

	% of Net Assets 09/30/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/17	Value 09/30/17
Alternative Funds–23.38%
Invesco Global Targeted Returns Fund – Class R6	18.98%	$—	$499,997	$(22,953)	$(2,675)	$(4)	$—	47,627	$474,365
Powershares DB Base Metals Fund–ETF (b)	2.43%	36,867	23,989	(10,031)	9,091	897	—	3,358	60,813
Powershares DB Silver Fund–ETF (b)	1.97%	30,031	26,502	(7,920)	1,196	(452)	—	1,928	49,357
Total Alternative Funds		66,898	550,488	(40,904)	7,612	441	—		584,535
Asset Allocation Funds–29.18%
Invesco Balanced-Risk Allocation Fund – Class R6	14.50%	261,214	244,351	(159,557)	22,251	(5,814)	—	32,477	362,445
Invesco Balanced-Risk Commodity Strategy Fund – Class R6	2.22%	35,302	26,013	(5,041)	(353)	(404)	—	8,336	55,517
Invesco Macro Allocation Strategy Fund – Class R6	12.46%	231,053	201,548	(128,352)	16,580	(9,441)	—	33,021	311,388
Total Asset Allocation Funds		527,569	471,912	(292,950)	38,478	(15,659)	—		729,350
Domestic Equity Funds–17.28%
Invesco All Cap Market Neutral Fund – Class R6 (b)	13.21%	264,570	206,019	(123,409)	(14,629)	(2,404)	—	33,315	330,147
Invesco Long/Short Equity Fund – Class R6 (b)	4.07%	59,633	44,523	(10,072)	7,888	(124)	—	7,982	101,848
Total Domestic Equity Funds		324,203	250,542	(133,481)	(6,741)	(2,528)	—		431,995
Fixed-Income Funds–1.88%
Invesco Floating Rate Fund – Class R6	1.88%	30,701	17,347	(913)	(165)	(9)	1,295	6,220	46,961
Foreign Equity Funds–20.81%
Invesco Global Infrastructure Fund – Class R6	3.54%	59,858	32,562	(14,049)	10,078	(29)	1,206	8,233	88,420
Invesco Global Market Neutral Fund – Class R6 (b)	17.27%	281,603	286,741	(137,870)	2,854	(1,458)	—	42,972	431,870
Invesco Macro Long/Short Fund – Class R6	0.00%	167,944	8,702	(178,037)	(3,641)	5,032	—	—	—
Total Foreign Equity Funds		509,405	328,005	(329,956)	9,291	3,545	1,206		520,290
Real Estate Funds–3.68%
Invesco Global Real Estate Fund – Class R6	3.68%	59,701	33,848	(7,234)	5,981	(300)	951	6,948	91,996
Money Market Funds–3.92%
Government & Agency Portfolio-Institutional Class, 0.93%(c)	2.35%	5,459	537,354	(484,073)	—	—	59	58,740	58,740
Treasury Portfolio-Institutional Class, 0.90%(c)	1.57%	4,083	358,237	(323,155)	—	—	38	39,165	39,165
Total Money Market Funds		9,542	895,591	(807,228)	—	—	97		97,905
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $2,442,540)	100.13%	$1,528,019	$2,547,733	$(1,612,666)	$54,456	$(14,510)	$3,549		$2,503,032
OTHER ASSETS LESS LIABILITIES	(0.13)%								(3,307)
NET ASSETS	100.00%								$2,499,725

Investment Abbreviations:

ETF       — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Alternative Strategies Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 -- Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value

Invesco Alternative Strategies Fund

A.    Security Valuations – (continued)

and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Alternative Strategies Fund

As of September 30, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund’s policy is to recognize transfers in and out of the valuations levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were no material transfers between valuation levels.

Invesco Alternative Strategies Fund

Invesco Convertible Securities Fund Quarterly Schedule of Portfolio Holdings September 30, 2017

invesco.com/us	MS-CSEC-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2017

(Unaudited)

	Principal Amount	Value

Bonds & Notes–80.16%

Aerospace & Defense–1.96%

Aerojet Rocketdyne Holdings, Inc., Sr. Unsec. Conv. Notes, 2.25%, 12/15/2023(b)	$13,000,000	$ 19,426,875
RTI International Metals Inc., Sr. Unsec. Gtd. Conv. Notes, 1.63%, 10/15/2019	7,245,000	8,100,816
		27,527,691

Air Freight & Logistics–1.89%

Air Transport Services Group, Inc., Sr. Unsec. Conv. Notes, 1.13%, 10/15/2024(b)	8,000,000	8,285,000
Atlas Air Worldwide Holdings, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 06/01/2022	9,500,000	11,506,875
Echo Global Logistics, Inc., Sr. Unsec. Conv. Notes, 2.50%, 05/01/2020	7,000,000	6,768,125
		26,560,000

Application Software–7.56%

BroadSoft, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 09/01/2022	4,500,000	6,330,937
Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/2019	11,000,000	12,787,500
HubSpot, Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/2022(b)	8,000,000	8,875,000
NICE Systems Inc. (Israel), Sr. Unsec. Gtd. Conv. Notes, 1.25%, 01/15/2024(b)	9,000,000	10,192,500
Nuance Communications, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 12/15/2022(c)	8,129,000	7,651,421
PROS Holdings, Inc., Sr. Unsec. Conv. Notes, 2.00%, 06/01/2022(b)(c)	4,000,000	3,537,500
RealPage, Inc., Sr. Unsec. Conv. Notes, 1.50%, 11/15/2022(b)	10,212,000	11,922,510
salesforce.com, inc., Sr. Unsec. Conv. Notes, 0.25%, 04/01/2018	23,330,000	32,822,394
Verint Systems Inc., Sr. Unsec. Conv. Notes, 1.50%, 06/01/2021	8,000,000	7,860,000
Workday, Inc., Sr. Unsec. Conv. Notes, 0.25%, 10/01/2022(b)	4,500,000	4,485,938
		106,465,700

Asset Management & Custody Banks–0.36%

Ares Capital Corp., Unsec. Conv. Notes, 3.75%, 02/01/2022(b)	5,000,000	5,100,000

	Principal Amount	Value

Automobile Manufacturers–1.59%

Tesla, Inc., Sr. Unsec. Conv. Notes, 1.25%, 03/01/2021	$10,000,000	$ 11,287,500
2.38%, 03/15/2022	9,000,000	11,075,625
		22,363,125

Biotechnology–3.87%

Aegerion Pharmaceuticals, Inc., Sr. Unsec. Conv. Bonds, 2.00%, 08/15/2019	4,500,000	3,611,250
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 0.75%, 10/15/2018	8,517,000	9,544,363
1.50%, 10/15/2020	4,497,000	5,404,832
Clovis Oncology, Inc., Sr. Unsec. Conv. Notes, 2.50%, 09/15/2021	2,000,000	3,092,500
Flexion Therapeutics, Inc., Sr. Unsec. Conv. Notes, 3.38%, 05/01/2024(b)	2,000,000	2,256,240
Ionis Pharmaceuticals, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 11/15/2021	11,500,000	12,175,625
Ironwood Pharmaceuticals, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 06/15/2022	4,000,000	4,772,500
Neurocrine Biosciences, Inc., Sr. Unsec. Conv. Notes, 2.25%, 05/15/2024(b)	12,000,000	13,687,500
		54,544,810

Broadcasting–0.75%

Liberty Media Corp., Sr. Unsec. Conv. Deb., 2.25%, 10/05/2021(c)	4,400,000	4,697,000
Sr. Unsec. Conv. Notes, 1.00%, 01/30/2023(b)	4,900,000	5,849,375
		10,546,375

Cable & Satellite–1.30%

DISH Network Corp., Sr. Unsec. Conv. Bonds, 3.38%, 08/15/2026	16,300,000	18,317,125

Communications Equipment–1.94%

Ciena Corp., Sr. Unsec. Conv. Global Notes, 3.75%, 10/15/2018	2,000,000	2,423,750
Finisar Corp., Sr. Unsec. Conv. Bonds, 0.50%, 12/15/2018(c)	1,500,000	1,563,750
Sr. Unsec. Conv. Notes, 0.50%, 12/15/2021(b)(c)	7,000,000	6,580,000
Lumentum Holdings Inc., Sr. Unsec. Conv. Notes, 0.25%, 03/15/2024(b)	4,000,000	4,602,500

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Communications Equipment–(continued)

Viavi Solutions Inc., Sr. Unsec. Conv. Notes, 1.00%, 03/01/2024(b)	$12,000,000	$ 12,075,000
		27,245,000

Construction & Engineering–1.68%

Dycom Industries, Inc., Sr. Unsec. Conv. Bonds, 0.75%, 09/15/2021	12,000,000	13,695,000
Tutor Perini Corp., Sr. Unsec. Conv. Bonds, 2.88%, 06/15/2021	8,500,000	9,939,688
		23,634,688

Construction Machinery & Heavy Trucks–1.87%

Greenbrier Cos., Inc. (The), Sr. Unsec. Conv. Notes, 2.88%, 02/01/2024(b)	13,000,000	14,673,750
Meritor Inc., Sr. Unsec. Conv. Notes, 3.25%, 10/15/2025(b)(c)	11,000,000	11,680,625
		26,354,375

Construction Materials–1.08%

CEMEX, S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Bonds, 3.72%, 03/15/2020	13,500,000	15,170,625

Consumer Finance–0.79%

PRA Group, Inc., Sr. Unsec. Conv. Bonds, 3.00%, 08/01/2020	2,000,000	1,848,750
Sr. Unsec. Conv. Notes, 3.50%, 06/01/2023(b)	10,000,000	9,206,250
		11,055,000

Data Processing & Outsourced Services–3.00%

Blackhawk Network Holdings, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 01/15/2022	13,000,000	14,560,000
Euronet Worldwide, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 10/01/2020(c)	5,900,000	8,009,250
Square, Inc., Sr. Unsec. Conv. Notes, 0.38%, 03/01/2022(b)	14,000,000	19,713,750
		42,283,000

Diversified REIT’s–0.85%

Colony NorthStar, Inc., Sr. Unsec. Conv. Notes, 3.88%, 01/15/2021	8,567,000	8,636,607
Empire State Realty OP, L.P., Sr. Unsec. Conv. Notes, 2.63%, 08/15/2019(b)	3,000,000	3,356,250
		11,992,857

Electric Utilities–1.10%

NextEra Energy, Inc., Conv. Investment Units, 6.12%, 09/01/2019	279,000	15,414,750

Electronic Components–0.40%

II-VI Inc., Sr. Unsec. Conv. Notes, 0.25%, 09/01/2022(b)	5,000,000	5,606,250

	Principal Amount	Value

Electronic Equipment & Instruments–0.46%

OSI Systems, Inc., Sr. Unsec. Conv. Notes, 1.25%, 09/01/2022(b)	$6,000,000	$ 6,510,000

Health Care Equipment–5.82%

DexCom, Inc., Sr. Unsec. Conv. Notes, 0.75%, 05/15/2022(b)	9,333,000	8,370,534
Insulet Corp., Sr. Unsec. Conv. Notes, 1.25%, 09/15/2021(b)	12,500,000	14,203,125
Sr. Unsec. Conv. Notes, 2.00%, 06/15/2019	1,633,000	2,040,229
Nevro Corp., Sr. Unsec. Conv. Notes, 1.75%, 06/01/2021	5,500,000	6,582,813
NuVasive, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 03/15/2021	13,000,000	14,844,375
Wright Medical Group N.V., Sr. Unsec. Conv. Bonds, 2.25%, 11/15/2021	9,500,000	12,795,313
Wright Medical Group, Inc., Sr. Unsec. Conv. Bonds, 2.00%, 02/15/2020	21,300,000	23,123,812
		81,960,201

Health Care Services–0.39%

Teladoc, Inc., Sr. Unsec. Conv. Notes, 3.00%, 12/15/2022(b)	5,000,000	5,453,125

Health Care Technology–1.25%

Allscripts Healthcare Solutions, Inc., Sr. Unsec. Conv. Bonds, 1.25%, 07/01/2020	9,000,000	9,562,500
Medidata Solutions, Inc., Sr. Unsec. Conv. Notes, 1.00%, 08/01/2018	5,837,000	8,062,356
		17,624,856

Industrial Machinery–1.18%

Stanley Black & Decker Inc., Series C, Conv. Investment Units, 5.38%, 05/15/2020	145,000	16,624,250

Infrastructure–1.07%

Macquarie Infrastructure Corp., Sr. Unsec. Conv. Notes, 2.88%, 07/15/2019	14,055,000	14,994,928

Internet & Direct Marketing Retail–4.89%

Ctrip.com International, Ltd. (China), Sr. Unsec. Conv. Global Bonds, 1.00%, 07/01/2018(c)	10,000,000	11,393,750
Liberty Expedia Holdings, Inc., Sr. Unsec. Conv. Deb., 1.00%, 07/05/2022(b)(c)	6,000,000	6,408,750
Liberty Interactive LLC, Sr. Unsec. Conv. Deb., 1.75%, 10/05/2023(b)(c)	15,000,000	17,850,000
Priceline Group Inc. (The), Sr. Unsec. Conv. Bonds, 0.35%, 06/15/2020	13,500,000	19,549,687
0.90%, 09/15/2021	6,000,000	6,900,000

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Internet & Direct Marketing Retail–(continued)

Wayfair, Inc., Sr. Unsec. Conv. Notes, 0.38%, 09/01/2022(b)	$7,000,000	$ 6,798,750
		68,900,937

Internet Software & Services–4.78%

Altaba Inc., Sr. Unsec. Conv. Bonds, 0.00%, 12/01/2018(d)	6,000,000	7,800,000
Carbonite, Inc., Sr. Unsec. Conv. Notes, 2.50%, 04/01/2022(b)	5,000,000	5,687,500
Cornerstone OnDemand, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 07/01/2018	16,206,000	16,459,219
IAC FinanceCo, Inc., Sr. Unsec. Gtd. Conv. Bonds, 0.88%, 10/01/2022(b)	6,000,000	6,258,750
Twitter, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 09/15/2021	10,805,000	9,974,366
Web.com Group Inc., Sr. Unsec. Conv. Notes, 1.00%, 08/15/2018	8,595,000	8,584,256
Zillow Group, Inc., Sr. Unsec. Conv. Notes, 2.00%, 12/01/2021(b)	11,500,000	12,499,062
		67,263,153

Life Sciences Tools & Services–0.43%

Fluidigm Corp., Sr. Unsec. Conv. Notes, 2.75%, 02/06/2021(c)	8,064,000	6,017,760

Managed Health Care–0.80%

Molina Healthcare, Inc., Sr. Unsec. Conv. Notes, 1.63%, 08/19/2018(c)	9,000,000	11,317,500

Mortgage REIT’s–0.90%

Blackstone Mortgage Trust, Inc., Sr. Unsec. Conv. Notes, 5.25%, 12/01/2018	5,711,000	6,535,526
Starwood Property Trust, Inc., Sr. Unsec. Conv. Notes, 4.38%, 04/01/2023	6,000,000	6,097,500
		12,633,026

Movies & Entertainment–1.79%

Live Nation Entertainment, Inc., Sr. Unsec. Conv. Bonds, 2.50%, 05/15/2019	19,081,000	25,270,399

Multi-Utilities–0.43%

Dominion Energy, Inc., Series A, Jr. Unsec. Sub. Conv. Investment Units, 6.75%, 08/15/2019 (e)	120,000	6,120,000

Oil & Gas Drilling–0.20%

Ensco Jersey Finance Ltd., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 01/31/2024(b)	3,250,000	2,768,747

Oil & Gas Equipment & Services–0.44%

Weatherford International Ltd., Sr. Unsec. Gtd. Conv. Notes, 5.88%, 07/01/2021	5,700,000	6,237,938

	Principal Amount	Value

Oil & Gas Exploration & Production–0.90%

Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 5.50%, 09/15/2026(b)	$3,200,000	$ 2,952,000
Oasis Petroleum Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 09/15/2023	3,000,000	3,273,750
SM Energy Co., Sr. Unsec. Conv. Notes, 1.50%, 07/01/2021	3,500,000	3,303,125
Whiting Petroleum Corp., Sr. Unsec. Gtd. Conv. Notes, 1.25%, 04/01/2020	3,500,000	3,136,875
		12,665,750

Oil & Gas Storage & Transportation–0.20%

Cheniere Energy, Inc., Sr. Unsec. Conv. Notes, 4.25%, 03/15/2045	4,000,000	2,790,000

Pharmaceuticals–2.68%

Dermira, Inc., Sr. Unsec. Conv. Notes, 3.00%, 05/15/2022(b)	5,000,000	5,400,000
Horizon Pharma Investment Ltd., Sr. Unsec. Gtd. Conv. Bonds, 2.50%, 03/15/2022(b)	8,500,000	7,708,438
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	10,000,000	10,568,750
Pacira Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 2.38%, 04/01/2022(b)	9,000,000	8,831,250
Sucampo Pharmaceuticals, Inc., Sr. Unsec. Conv. Bonds, 3.25%, 12/15/2021(b)	5,000,000	5,190,625
		37,699,063

Property & Casualty Insurance–0.47%

AmTrust Financial Services, Inc., Sr. Unsec. Conv. Notes, 2.75%, 12/15/2024(c)	9,000,000	6,660,000

Semiconductor Equipment–1.14%

Teradyne, Inc., Sr. Unsec. Conv. Notes, 1.25%, 12/15/2023(b)	7,000,000	9,349,375
Veeco Instruments Inc., Sr. Unsec. Conv. Notes, 2.70%, 01/15/2023	7,000,000	6,728,750
		16,078,125

Semiconductors–10.81%

Advanced Micro Devices, Inc., Sr. Unsec. Conv. Notes, 2.13%, 09/01/2026	2,000,000	3,547,500
Cypress Semiconductor Corp., Sr. Unsec. Conv. Bonds, 4.50%, 01/15/2022	10,500,000	13,735,312
Inphi Corp., Sr. Unsec. Conv. Notes, 0.75%, 09/01/2021(b)	10,500,000	10,808,438

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Semiconductors–(continued)

Integrated Device Technology, Inc., Sr. Unsec. Conv. Bonds, 0.88%, 11/15/2022	$18,500,000	$ 19,818,125
Intel Corp., Jr. Unsec. Sub. Conv. Global Deb., 3.25%, 08/01/2039	5,440,000	10,006,227
Microchip Technology Inc., Sr. Unsec. Sub. Conv. Bonds, 1.63%, 02/15/2025	6,482,000	11,343,500
Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/2027(b)	9,375,000	11,431,641
Micron Technology, Inc., Series F, Sr. Unsec. Conv. Notes, 2.13%, 02/15/2020(c)	3,000,000	10,726,875
Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/2028(c)	11,700,000	16,226,437
NXP Semiconductors N.V. (Netherlands), Sr. Unsec. Conv. Bonds, 1.00%, 12/01/2019	6,700,000	8,132,125
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Bonds, 1.00%, 12/01/2020	13,900,000	16,653,937
Silicon Laboratories Inc., Sr. Unsec. Conv. Notes, 1.38%, 03/01/2022(b)	8,688,000	9,670,830
SunPower Corp., Sr. Unsec. Conv. Notes, 0.88%, 06/01/2021	2,300,000	1,832,813
Synaptics Inc., Sr. Unsec. Conv. Notes, 0.50%, 06/15/2022(b)	9,000,000	8,184,375
		152,118,135

Specialized REIT’s–0.62%

Extra Space Storage LP, Sr. Unsec. Gtd. Conv. Notes, 3.13%, 10/01/2020(b)(c)	8,000,000	8,745,000

Steel–0.59%

Allegheny Technologies Inc., Sr. Unsec. Conv. Notes, 4.75%, 07/01/2022	4,500,000	8,257,500

Systems Software–3.78%

FireEye, Inc., Series A, Sr. Unsec. Conv. Bonds, 1.00%, 06/01/2020(c)	13,100,000	12,436,812
Series B, Sr. Unsec. Conv. Bonds, 1.63%, 06/01/2022(c)	5,900,000	5,501,750
Proofpoint, Inc., Sr. Unsec. Conv. Bonds, 0.75%, 06/15/2020	10,875,000	13,641,328
Rovi Corp., Sr. Unsec. Gtd. Conv. Bonds, 0.50%, 03/01/2020	5,000,000	5,046,875
ServiceNow, Inc., Sr. Unsec. Conv. Bonds, 0.00%, 11/01/2018(d)	4,362,000	7,025,546
Sr. Unsec. Conv. Notes, 0.00%, 06/01/2022(b)(d)	8,900,000	9,617,563
		53,269,874

	Principal Amount	Value

Technology Hardware, Storage & Peripherals–0.59%

Electronics for Imaging, Inc., Sr. Unsec. Conv. Bonds, 0.75%, 09/01/2019	$8,000,000	$ 8,335,000

Thrifts & Mortgage Finance–0.89%

LendingTree, Inc., Sr. Unsec. Conv. Notes, 0.63%, 06/01/2022(b)	9,500,000	12,599,375

Tobacco–0.67%

Vector Group Ltd., Sr. Unsec. Conv. Notes, 1.75%, 04/15/2020	8,185,000	9,382,056
Total Bonds & Notes (Cost $1,023,183,404)		1,128,478,069

	Shares

Preferred Stocks–17.37%

Asset Management & Custody Banks–0.88%

AMG Capital Trust II, $2.58 Conv. Pfd.	200,200	12,324,813

Diversified Banks–4.14%

Bank of America Corp., Series L, $72.50 Conv. Pfd.	22,300	29,022,781
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	22,300	29,324,500
		58,347,281

Electronic Components–0.69%

Belden Inc., Series B, $6.75 Conv. Pfd.	90,000	9,742,500

Health Care Equipment–1.57%

Becton, Dickinson and Co., Series A, 3.06% Conv. Pfd.	400,000	22,104,000

Industrial Machinery–0.94%

Rexnord Corp., Series A, $2.88 Conv. Pfd.	226,600	13,190,386

Internet Software & Services–1.47%

Mandatory Exchangeable Trust (China), $5.75 Conv. Pfd.(b)	105,400	20,684,223

Managed Health Care–0.52%

Anthem Inc., $2.63 Conv. Pfd.	141,000	7,372,890

Multi-Utilities–0.95%

DTE Energy Co., Series C, $3.25 Conv. Pfd.	245,000	13,269,200

Oil & Gas Exploration & Production–0.13%

WPX Energy Inc., Series A, $3.13 Conv. Pfd.	35,400	1,886,820

Pharmaceuticals–1.25%

Allergan PLC, Series A, $55.00 Conv. Pfd.	19,000	14,018,580
Teva Pharmaceutical Industries Ltd. (Israel), $70.00 Conv. Pfd.	10,100	3,510,255
		17,528,835

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Shares	Value

Specialized REIT’s–2.93%

American Tower Corp., Series B, $5.50 Conv. Pfd.	213,300	$ 26,039,664
Crown Castle International Corp., Series A, 68.75% Conv. Pfd.	14,204	15,169,872
		41,209,536

Wireless Telecommunication Services–1.90%

T-Mobile US, Inc., Series A, $2.75 Conv. Pfd.	268,400	26,815,855
Total Preferred Stocks (Cost $213,698,848)		244,476,339

Common Stocks–0.49%

Biotechnology–0.49%

Exelixis, Inc. (Cost $3,060,122) (f)	287,065	6,955,585

Money Market Funds–2.20%

Government & Agency Portfolio – Institutional Class, 0.93% (g)	18,614,108	18,614,108
Treasury Portfolio – Institutional Class, 0.90% (g)	12,409,406	12,409,406
Total Money Market Funds (Cost $31,023,514)		31,023,514
TOTAL INVESTMENTS IN SECURITIES–100.22% (Cost $1,270,965,888)		1,410,933,507
OTHER ASSETS LESS LIABILITIES–(0.22)%		(3,139,646)
NET ASSETS–100.00%		$1,407,793,861

Investment Abbreviations:

Conv.	—Convertible

Deb.	—Debentures

Gtd.	—Guaranteed

Jr.	—Junior

Pfd.	—Preferred

REIT	—Real Estate Investment Trust

Sr.	—Senior

Sub.	—Subordinated

Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2017 was $405,094,289, which represented 28.78% of the Fund’s Net Assets.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(e)	Each corporate unit consists of purchase contract for the issuer’s common stock & 1/40th undivided beneficial ownership interest in the issuer’s Series A, 1.50% subordinated notes due 2020.

(f)	Non-income producing security.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security.If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities.The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Convertible Securities Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Invesco Convertible Securities Fund

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were no significant transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Bonds & Notes	$16,624,250	$1,111,853,819	$—	$1,128,478,069
Preferred Stocks	184,945,337	59,530,991	—	244,476,328
Common Stocks	6,955,596	—	—	6,955,596
Money Market Funds	31,023,514	—	—	31,023,514
Total Investments	$239,548,697	$1,171,384,810	$—	$1,410,933,507

Invesco Convertible Securities Fund

Invesco Allocation Funds Invesco Conservative Allocation Fund Invesco Growth Allocation Fund Invesco Moderate Allocation Fund Quarterly Schedule of Portfolio Holdings September 30, 2017

invesco.com/us	AAS-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2017

(Unaudited)

Invesco Conservative Allocation Fund

Schedule of Investments in Affiliated Issuers–100.14%(a)

	% of Net Assets 09/30/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/17	Value 09/30/17
Alternative Funds–2.47%
Invesco Global Targeted Return Fund-Class R6	2.47%	$—	$8,118,821	$(55,857)	$(40,278)	$662	$—	805,557	$8,023,348
Asset Allocation Funds–2.48%
Invesco Balanced-Risk Allocation Fund-Class R6	2.48%	15,001,805	—	(7,530,738)	669,422	(81,495)	—	722,132	8,058,994
Domestic Equity Funds–26.13%
Invesco All Cap Market Neutral Fund-Class R6(b)	1.97%	8,224,865	248,524	(1,617,350)	(386,135)	(70,574)	—	645,745	6,399,330
Invesco American Franchise Fund-Class R6(b)	2.48%	8,282,796	—	(1,974,250)	1,310,783	450,536	—	390,982	8,069,865
Invesco Diversified Dividend Fund-Class R6	7.54%	23,053,184	2,141,603	(1,615,808)	707,530	207,485	344,460	1,221,037	24,493,994
Invesco Endeavor Fund-Class R6(b)	0.00%	6,663,596	413,865	(6,944,349)	(2,104,635)	2,385,388	—	—	—
Invesco Equally-Weighted S&P 500 Fund-Class R6	5.80%	19,617,100	413,059	(3,329,299)	1,443,543	722,237	—	320,807	18,866,640
Invesco Growth and Income Fund-Class R6	4.86%	13,080,947	3,389,476	(1,822,738)	951,736	195,322	181,878	554,007	15,794,743
PowerShares Russell Top 200 Pure Growth Portfolio -ETF	3.48%	8,249,200	3,115,169	(2,340,625)	1,728,194	548,788	55,523	265,213	11,300,726
Total Domestic Equity Funds		87,171,688	9,721,696	(19,644,419)	3,651,016	4,439,182	581,861		84,925,298
Fixed-Income Funds–59.63%
Invesco Core Plus Bond Fund-Class R6	17.87%	60,417,386	1,396,633	(5,150,578)	1,344,974	78,332	1,396,611	5,304,726	58,086,747
Invesco Emerging Market Flexible Bond Fund-Class R6	5.00%	16,517,772	594,604	(1,316,830)	1,017,764	(578,352)	594,604	2,430,383	16,234,958
Invesco Floating Rate Fund-Class R6	5.50%	16,826,734	2,070,642	(982,970)	(27,080)	(22,797)	556,868	2,366,163	17,864,529
Invesco High Yield Fund-Class R6	6.01%	19,991,301	791,472	(1,619,869)	445,581	(1,184)	725,855	4,630,732	19,541,688
Invesco Quality Income Fund-Class R5	9.17%	26,753,437	4,898,911	(1,692,223)	(124,620)	(24,523)	781,058	2,465,755	29,810,982
Invesco Short Duration Inflation Protected Fund-Class R6	4.73%	16,795,126	121,578	(1,505,586)	(55,946)	17,985	121,578	1,464,110	15,373,157
Invesco Short Term Bond Fund-Class R6	3.47%	13,429,268	160,060	(2,386,299)	51,421	38,277	160,061	1,305,517	11,292,727
PowerShares 1-30 Laddered Treasury Portfolio-ETF	5.40%	20,048,513	246,979	(3,231,750)	415,161	68,198	286,763	536,937	17,547,101
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio-ETF	2.48%	9,972,513	—	(2,018,337)	78,013	12,103	120,414	321,386	8,044,292
Total Fixed-Income Funds		200,752,050	10,280,879	(19,904,442)	3,145,268	(411,961)	4,743,812		193,796,181
Foreign Equity Funds–6.00%
Invesco International Growth Fund-Class R6	2.99%	10,106,201	—	(2,165,812)	1,234,602	524,275	—	264,069	9,699,266
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio-ETF	3.01%	9,989,239	—	(1,807,147)	1,479,347	121,785	191,106	221,691	9,783,224
Total Foreign Equity Funds		20,095,440	—	(3,972,959)	2,713,949	646,060	191,106		19,482,490
Real Estate Funds–2.98%
Invesco Global Real Estate Income Fund-Class R6	2.98%	10,157,821	206,530	(1,118,495)	390,020	39,812	206,530	1,070,319	9,675,688
Money Market Funds–0.45%
Government & Agency Portfolio-Institutional Class, 0.93%(e)	0.27%	548,298	19,011,946	(18,673,200)	—	—	3,644	887,044	887,044
Treasury Portfolio-Institutional Class, 0.90%(e)	0.18%	365,532	12,674,631	(12,448,801)	—	—	2,292	591,362	591,362
Total Money Market Funds		913,830	31,686,577	(31,122,001)	—	—	5,936		1,478,406
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $289,927,157)	100.14%	$334,092,634	$60,014,503	$(83,348,911)	$10,529,397 (c)	$4,632,260 (d)	$5,729,245		$325,440,405
OTHER ASSETS LESS LIABILITIES	(0.14)%								(469,104)
NET ASSETS	100.00%								$324,971,301

Investment Abbreviations:

ETF       — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Includes $65,613 of return of capital received from Invesco High Yield Fund.
(d)	Includes $413,865 of capital gains distributions from affiliated underlying fund for Invesco Endeavor Fund.
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Schedule of Investments-(continued)

September 30, 2017

(Unaudited)

Invesco Growth Allocation Fund

Schedule of Investments in Affiliated Issuers–100.01%(a)

	% of Net Assets 09/30/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain		Dividend Income	Shares 09/30/17	Value 09/30/17
Asset Allocation Funds–4.43%
Invesco Balanced-Risk Allocation Fund-Class R6	4.43%	$46,285,029	$760,433	$(2,879,819)	$1,966,522	$263,189		$—	4,157,290	$46,395,354
Domestic Equity Funds–57.99%
Invesco All Cap Market Neutral Fund-Class R6(b)	4.00%	40,669,361	6,667,969	(2,980,802)	(2,497,092)	36,002		—	4,227,592	41,895,438
Invesco American Franchise Fund-Class R6(b)	5.79%	60,437,305	1,272,510	(14,173,703)	3,210,282	9,805,159		—	2,933,699	60,551,553
Invesco Comstock Fund-Class R6	7.99%	60,426,150	24,833,051	(8,094,057)	1,748,580	4,645,588		1,168,324	3,262,761	83,559,312
Invesco Diversified Dividend Fund-Class R6	11.39%	116,888,431	4,483,664	(6,825,392)	1,635,641	2,986,708		1,710,901	5,940,631	119,169,052
Invesco Endeavor Fund- Class R6(b)	0.00%	25,508,878	1,644,789	(26,586,390)	(7,161,627)	8,239,139		—	—	—
Invesco Equally-Weighted S&P 500 Fund-Class R6	9.98%	101,078,445	—	(8,201,556)	9,753,077	1,799,212		—	1,775,704	104,429,178
Invesco Long/Short Equity Fund-Class R6(b)	3.04%	30,291,114	2,605,528	(3,694,415)	2,199,966	437,376		—	2,495,264	31,839,569
Invesco Small Cap Equity Fund-Class R6(b)	2.28%	30,304,804	561,477	(9,560,060)	(939,862)	3,456,848		—	1,390,730	23,823,207
PowerShares Russell Top 200 Pure Growth Portfolio-ETF	7.02%	60,284,846	10,263,734	(12,866,439)	10,809,164	4,954,870		358,669	1,723,684	73,446,175
PowerShares S&P Midcap Low Volatility Portfolio-ETF	3.97%	30,642,357	10,452,528	(2,282,657)	2,236,316	490,049		298,995	946,425	41,538,593
PowerShares S&P Smallcap Low Volatility Portfolio-ETF	2.53%	30,592,603	1,640,410	(7,324,326)	(305,553)	1,851,828		287,574	575,859	26,454,962
Total Domestic Equity Funds		587,124,294	64,425,660	(102,589,797)	20,688,892	38,702,779		3,824,463		606,707,039
Fixed-Income Funds–12.82%
Invesco Core Plus Bond Fund-Class R6	5.19%	41,164,816	14,774,483	(2,800,906)	1,026,651	99,384		1,147,069	4,955,656	54,264,428
Invesco Emerging Markets Flexible Bond Fund-Class R6	0.99%	20,053,776	402,714	(10,747,019)	(99,587)	708,889		402,714	1,544,726	10,318,773
Invesco Quality Income Fund-Class R5	2.47%	25,822,828	1,001,405	(837,393)	(134,388)	7,948		706,949	2,138,991	25,860,400
Invesco Short Term Bond Fund-Class R6	1.73%	20,000,088	449,876	(2,470,204)	94,193	43,524		249,613	2,094,506	18,117,477
PowerShares 1-30 Laddered Treasury Portfolio-ETF	2.44%	25,716,552	856,244	(1,631,170)	508,841	129,378		392,648	782,737	25,579,845
Total Fixed-Income Funds		132,758,060	17,484,722	(18,486,692)	1,395,710	989,123		2,898,993		134,140,923
Foreign Equity Funds–21.89%
Invesco Developing Markets Fund-Class R6	2.24%	25,765,439	117,495	(8,254,525)	4,661,462	1,106,108		—	639,584	23,395,979
Invesco International Companies Fund-Class R6	4.72%	30,533,372	17,191,012	(7,602,088)	7,773,347	1,521,336		—	3,836,722	49,416,979
Invesco International Growth Fund-Class R6	6.71%	82,200,510	—	(25,702,144)	3,477,056	10,249,429		—	1,911,921	70,224,851
Invesco Low Volatility Emerging Markets Fund-Class R6	1.98%	25,635,894	561,545	(10,627,596)	2,895,149	2,229,072		—	2,144,463	20,694,064
PowerShares FTSE RAFI Developed Markets ex- U.S. Portfolio-ETF	6.24%	61,204,472	1,866,411	(8,064,511)	9,535,714	733,289		1,260,651	1,479,161	65,275,375
Total Foreign Equity Funds		225,339,687	19,736,463	(60,250,864)	28,342,728	15,839,234		1,260,651		229,007,248
Real Estate Funds–2.48%
Invesco Global Real Estate Income Fund-Class R6	2.48%	25,829,609	871,296	(1,919,643)	1,018,277	96,696		543,401	2,864,628	25,896,235
Money Market Funds–0.40%
Government & Agency Portfolio-Institutional Class, 0.93%(d)	0.24%	3,574,943	61,634,449	(62,722,444)	—	—		11,416	2,486,948	2,486,948
Treasury Portfolio-Institutional Class, 0.90%(d)	0.16%	2,383,295	41,089,633	(41,814,963)	—	—		7,180	1,657,965	1,657,965
Total Money Market Funds		5,958,238	102,724,082	(104,537,407)	—	—		18,596		4,144,913
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $834,771,610)	100.01%	$1,023,294,917	$206,002,656	$(290,664,222)	$53,412,129	$55,891,021	(c)	$8,546,104		$1,046,291,712
OTHER ASSETS LESS LIABILITIES	(0.01)%									(102,730)
NET ASSETS	100.00%									$1,046,188,982

Investment Abbreviations:

ETF      — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Includes $1,644,789 of capital gains distributions from affiliated underlying fund for Invesco Endeavor Fund.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Schedule of Investments-(continued)

September 30, 2017

(Unaudited)

Invesco Moderate Allocation Fund

Schedule of Investments in Affiliated Issuers–100.13%(a)

	% of Net Assets 09/30/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/17	Value 09/30/17
Asset Allocation Funds–4.46%
Invesco Balanced-Risk Allocation Fund-Class R6	4.46%	$35,217,249	$—	$(2,639,792)	$1,442,441	$237,182	$—	3,069,631	$34,257,080
Domestic Equity Funds–44.03%
Invesco All Cap Market Neutral Fund-Class R6 (b)	3.00%	23,282,312	2,265,502	(1,094,041)	(1,364,398)	(32,947)	—	2,326,582	23,056,428
Invesco American Franchise Fund-Class R6 (b)	4.29%	34,649,626	588,359	(9,594,996)	4,908,231	2,405,203	—	1,596,726	32,956,423
Invesco Comstock Fund-Class R6	6.51%	34,643,233	17,401,338	(5,942,741)	2,946,590	890,613	691,480	1,949,982	49,939,033
Invesco Diversified Dividend Fund-Class R6	9.94%	73,812,420	3,919,758	(4,374,850)	2,245,091	666,927	1,090,315	3,802,061	76,269,346
Invesco Endeavor Fund-Class R6 (b)	0.00%	15,596,298	981,267	(16,251,947)	(4,475,496)	5,131,145	—	—	—
Invesco Equally-Weighted S&P 500 Fund-Class R6	8.00%	61,813,136	—	(7,389,689)	5,442,780	1,508,517	—	1,043,611	61,374,744
Invesco Long/Short Equity Fund-Class R6 (b)	2.02%	15,493,345	536,105	(1,790,973)	1,048,151	245,703	—	1,217,267	15,532,331
Invesco Small Cap Equity Fund-Class R6	2.02%	15,443,734	311,398	(1,673,690)	896,661	555,137	—	906,786	15,533,240
PowerShares Russell Top 200 Pure Growth Portfolio-ETF	6.02%	34,487,290	10,385,698	(8,068,061)	7,570,178	1,847,371	224,666	1,084,780	46,222,476
PowerShares S&P Midcap Low Volatility Portfolio-ETF	2.23%	15,599,641	1,806,702	(1,535,415)	945,804	324,551	124,263	390,551	17,141,283
PowerShares S&P Smallcap Low Volatility Portfolio-ETF	0.00%	15,590,385	—	(15,660,840)	(3,873,719)	3,944,174	14,398	—	—
Total Domestic Equity Funds		340,411,420	38,196,127	(73,377,243)	16,289,873	17,486,394	2,145,122		338,025,304
Fixed-Income Funds–33.70%
Invesco Core Plus Bond Fund-Class R6	10.17%	77,527,403	4,188,483	(5,533,428)	1,879,997	6,267	1,855,664	7,129,564	78,068,722
Invesco Emerging Market Flexible Bond Fund-Class R6	2.98%	23,222,233	927,867	(1,797,839)	1,219,691	(682,563)	927,867	3,426,555	22,889,389
Invesco Floating Rate Fund-Class R6	2.25%	15,677,520	2,529,106	(892,244)	(41,704)	(8,091)	545,896	2,286,700	17,264,587
Invesco High Yield Fund-Class R6	2.99%	27,455,082	1,003,627	(6,035,642)	479,960	113,109	913,558	5,432,719	22,926,073
Invesco Quality Income Fund-Class R5	5.94%	38,813,498	9,187,293	(2,134,398)	(205,238)	(18,598)	1,176,822	3,775,232	45,642,557
Invesco Short Duration Inflation Protected Fund-Class R6	2.47%	19,269,168	148,214	(358,282)	(56,784)	3,615	148,214	1,810,089	19,005,931
Invesco Short Term Bond Fund-Class R6	1.99%	23,124,642	246,425	(8,279,165)	9,621	142,748	246,427	1,762,343	15,244,271
PowerShares 1-30 Laddered Treasury Portfolio-ETF	4.91%	37,966,350	2,026,079	(3,263,493)	971,593	(18,397)	588,661	1,153,064	37,682,132
Total Fixed-Income Funds		263,055,896	20,257,094	(28,294,491)	4,257,136	(461,910)	6,403,109		258,723,662
Foreign Equity Funds–14.97%
Invesco Developing Markets Fund-Class R6	1.49%	11,872,747	—	(3,183,033)	2,460,673	276,484	—	312,380	11,426,871
Invesco International Companies Fund-Class R6	2.99%	15,446,921	7,450,911	(4,422,093)	3,703,562	795,839	—	1,783,784	22,975,140
Invesco International Growth Fund-Class R6	4.49%	39,272,319	—	(11,425,686)	3,726,832	2,875,729	—	937,903	34,449,194
Invesco Low Volatility Emerging Markets Fund-Class R6	1.24%	11,754,123	228,996	(4,806,364)	1,484,402	868,499	—	987,529	9,529,656
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio-ETF	4.76%	38,564,864	—	(8,164,120)	5,539,009	586,913	717,549	827,706	36,526,666
Total Foreign Equity Funds		116,910,974	7,679,907	(32,001,296)	16,914,478	5,403,464	717,549		114,907,527
Real Estate Funds–2.48%
Invesco Global Real Estate Income Fund-Class R6	2.48%	19,742,878	584,449	(2,110,409)	755,251	89,816	404,310	2,108,627	19,061,985
Money Market Funds–0.49%
Government & Agency Portfolio-Institutional class, 0.93(e)	0.29%	2,673,608	56,473,515	(56,870,540)	—	—	8,690	2,276,583	2,276,583
Treasury Portfolio-Institutional class, 0.90(e)	0.20%	1,782,406	37,649,010	(37,913,694)	—	—	5,484	1,517,722	1,517,722
Total Money Market Funds		4,456,014	94,122,525	(94,784,234)	—	—	14,174		3,794,305
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $632,253,632)	100.13%	$779,794,431	$160,840,102	$(233,207,465)	$39,659,179 (c)	$22,754,946 (d)	$9,684,264		$768,769,863
OTHER ASSETS LESS LIABILITIES	(0.13)%								(994,120)
NET ASSETS	100.00%								$767,775,743

Investment Abbreviations:

ETF      — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Includes $90,063 of return of capital received from Invesco High Yield Fund.
(d)	Includes $981,267 of capital gains distributions from affiliated underlying fund for Invesco Endeavor Fund.
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

Each Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may

Invesco Allocation Funds

A.	Security Valuations – (continued)

fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Treasury Inflation-Protected Securities – The Fund or underlying funds may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Invesco Allocation Funds

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were no material transfers between valuation levels.

Invesco Allocation Funds

Invesco Global Low Volatility Equity Yield Fund Quarterly Schedule of Portfolio Holdings September 30, 2017

invesco.com/us	GLVEY-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.03%

Australia–10.94%

Cochlear Ltd.	16,316	$ 2,041,408
CSR Ltd.	586,131	2,183,021
Harvey Norman Holdings Ltd.	529,784	1,617,589
JB Hi-Fi Ltd.	97,979	1,767,739
National Australia Bank Ltd.	11,738	291,565
Qantas Airways Ltd.	421,549	1,933,813
Regis Resources Ltd.	628,241	1,770,055
		11,605,190

Canada–7.39%

Canadian National Railway Co.	23,937	1,983,176
Capital Power Corp.	95,665	1,891,374
IGM Financial, Inc.	58,121	1,953,514
Superior Plus Corp.	198,633	2,012,118
		7,840,182

China–1.36%

Yangzijiang Shipbuilding Holdings Ltd.	1,372,400	1,446,762

Finland–1.78%

UPM-Kymmene Oyj	69,854	1,893,111

France–1.58%

Neopost S.A.	43,044	1,672,727

Hong Kong–4.59%

CLP Holdings Ltd.	181,500	1,861,781
HK Electric Investments and HK Electric Investments Ltd.-REGS(a)	2,144,000	1,954,206
NWS Holdings Ltd.	539,000	1,052,316
		4,868,303

Israel–1.59%

Bezeq The Israeli Telecommunication Corp. Ltd.	908,636	1,298,676
Paz Oil Co. Ltd.	2,329	383,619
		1,682,295

Japan–8.32%

Aoyama Trading Co., Ltd.	49,500	1,771,000
Brother Industries, Ltd.	11,600	271,405
Haseko Corp.	161,500	2,153,333
K’s Holdings Corp.	89,400	1,981,104
mixi, Inc.	32,900	1,591,403
Nishimatsu Construction Co., Ltd.	36,600	1,057,333
		8,825,578

New Zealand–6.26%

Air New Zealand Ltd.	696,221	1,696,566
Contact Energy Ltd.	426,914	1,697,220
Mercury NZ Ltd.	284,194	695,876
Meridian Energy Ltd.	387,756	796,817

	Shares	Value

New Zealand–(continued)

Spark New Zealand Ltd.	662,587	$ 1,749,098
		6,635,577

Norway–2.05%

Marine Harvest ASA	109,927	2,176,952

Singapore–2.24%

SATS Ltd.	56,000	190,661
Venture Corp. Ltd.	167,500	2,181,453
		2,372,114

Sweden–1.86%

Intrum Justitia AB	55,677	1,972,066

Switzerland–1.96%

Adecco Group AG	26,657	2,075,953

United Kingdom–13.92%

Barratt Developments PLC	238,950	1,967,733
BP PLC	329,554	2,107,926
PageGroup PLC	256,084	1,708,684
Persimmon PLC	59,812	2,069,578
Petrofac Ltd.	345,983	2,091,090
SSE PLC	41,802	782,583
Subsea 7 S.A.	129,880	2,131,533
Vodafone Group PLC	681,045	1,907,799
		14,766,926

United States–30.19%

Aaron’s, Inc.	20,238	882,984
Best Buy Co., Inc.	33,952	1,933,906
Boeing Co. (The)	890	226,247
CenturyLink Inc.	76,550	1,446,795
CoreCivic, Inc.	76,148	2,038,482
EastGroup Properties, Inc.	3,119	274,846
Entergy Corp.	19,700	1,504,292
GameStop Corp. -Class A	42,163	871,088
Gaming and Leisure Properties, Inc.	13,376	493,441
Gilead Sciences, Inc.	24,417	1,978,265
HP Inc.	103,417	2,064,203
Macy’s, Inc.	73,908	1,612,673
Office Depot, Inc.	317,778	1,442,712
Piedmont Office Realty Trust Inc. -Class A	88,178	1,777,668
Plains GP Holdings LP -Class A (b)	90,122	1,970,968
Potlatch Corp.	29,664	1,512,864
Uniti Group Inc.	24,970	366,060
Waddell & Reed Financial, Inc. -Class A	105,486	2,117,104
Wal-Mart Stores, Inc.	24,728	1,932,246
Washington Prime Group Inc.	222,115	1,850,218
WellCare Health Plans Inc. (b)	10,170	1,746,596
Williams Cos., Inc. (The)	66,067	1,982,671
		32,026,329
Total Common Stocks & Other Equity Interests (Cost $94,434,968)		101,860,065

See accompanying notes which are an integral part of this schedule.

Invesco Global Low Volatility Equity Yield Fund

	Shares	Value

Money Market Funds–2.69%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	1,708,843	$ 1,708,843
Treasury Portfolio – Institutional Class, 0.90% (c)	1,139,229	1,139,229
Total Money Market Funds (Cost $2,848,072)		2,848,072
TOTAL INVESTMENTS IN SECURITIES–98.72% (Cost $97,283,040)		104,708,137
OTHER ASSETS LESS LIABILITIES–1.28%		1,359,615
NET ASSETS–100.00%		$106,067,752

Investment Abbreviations:

REGS	—Regulation S

Notes to Schedule of Investments:

(a)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2017 represented 1.84% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

Open Futures Contracts(a)
	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	9	December-2017	$380,383	$6,488	$6,488
E-Mini S&P 500 Index	11	December-2017	1,383,855	6,840	6,840
FTSE 100 Index	1	December-2017	98,223	1,268	1,268
SGX NIKKEI 225 Index	3	December-2017	271,400	2,531	2,531
Total Futures Contracts—Equity Risk				$17,127	$17,127
(a)	Futures contracts collateralized by $91,342 cash held with Bank of America Merrill Lynch, the futures commission merchant.

See accompanying notes which are an integral part of this schedule.

Invesco Global Low Volatility Equity Yield Fund

Open Forward Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
10/13/2017	State Street Bank and Trust Co.	AUD	13,830,000	USD	11,095,892	$250,920
10/13/2017	State Street Bank and Trust Co.	CAD	9,430,000	USD	7,767,217	209,320
10/13/2017	State Street Bank and Trust Co.	CHF	1,860,000	USD	1,943,373	20,424
10/13/2017	State Street Bank and Trust Co.	EUR	6,630,000	USD	7,940,678	98,657
10/13/2017	State Street Bank and Trust Co.	ILS	5,950,000	USD	1,686,550	2,105
10/13/2017	State Street Bank and Trust Co.	JPY	885,000,000	USD	8,031,300	159,206
10/13/2017	State Street Bank and Trust Co.	NOK	31,300,000	USD	3,995,027	63,540
10/13/2017	State Street Bank and Trust Co.	NZD	8,850,000	USD	6,444,552	54,035
10/13/2017	State Street Bank and Trust Co.	SEK	15,100,000	USD	1,895,894	41,438
10/13/2017	State Street Bank and Trust Co.	SGD	4,850,000	USD	3,600,288	24,295
Subtotal						923,940
10/13/2017	State Street Bank and Trust Co.	CHF	110,000	USD	113,327	(396)
10/13/2017	State Street Bank and Trust Co.	GBP	8,800,000	USD	11,686,004	(112,211)
10/13/2017	State Street Bank and Trust Co.	JPY	49,000,000	USD	435,049	(807)
10/13/2017	State Street Bank and Trust Co.	USD	4,334,042	EUR	3,620,000	(52,274)
Subtotal						(165,688)
Total Forward Foreign Currency Contracts—Currency Risk						$758,252

  Abbreviations:

AUD	— Australian Dollar	GBP	— British Pound Sterling	NZD	— New Zealand Dollar

CAD	— Canadian Dollar	ILS	— Israeli Sheqel	SEK	— Swedish Krona

CHF	— Swiss Franc	JPY	— Japanese Yen	SGD	— Singapore Dollar

EUR	— Euro	NOK	— Norwegian Krone	USD	— U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Global Low Volatility Equity Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Global Low Volatility Equity Yield Fund

A.    Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to

Invesco Global Low Volatility Equity Yield Fund

D.	Securities Lending – (continued)

counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco Global Low Volatility Equity Yield Fund

H.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuations levels as of the end of the reporting period.

During the nine months ended September 30, 2017, there were transfers from Level 1 to Level 2 of $5,772,676 and from Level 2 to Level 1 of $6,751,368, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$11,605,190	$—	$11,605,190
Canada	7,840,182	—	—	7,840,182
China	1,446,762	—	—	1,446,762
Finland	1,893,111	—	—	1,893,111
France	1,672,727	—	—	1,672,727
Hong Kong	1,954,206	2,914,097	—	4,868,303
Israel	1,682,295	—	—	1,682,295
Japan	6,962,770	1,862,808	—	8,825,578
New Zealand	1,492,693	5,142,884	—	6,635,577
Norway	—	2,176,952	—	2,176,952
Singapore	—	2,372,114	—	2,372,114
Sweden	—	1,972,066	—	1,972,066
Switzerland	2,075,953	—	—	2,075,953
United Kingdom	10,768,037	3,998,889	—	14,766,926
United States	32,026,329	—	—	32,026,329
Money Market Funds	2,848,072	—	—	2,848,072
	72,663,137	32,045,000	—	104,708,137
Forward Foreign Currency Contracts*	—	758,252	—	758,252
Futures Contracts*	17,127	—	—	17,127
Total Investments	$72,680,264	$32,803,252	$—	$105,483,516

* Unrealized appreciation.

Invesco Global Low Volatility Equity Yield Fund

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2017:

	Value
Derivative Assets	Currency Risk	Equity Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded	$—	$17,127	$17,127
Unrealized appreciation on forward foreign currency contracts outstanding	923,940	—	923,940
Total Derivative Assets	923,940	17,127	941,067
Derivatives not subject to master netting agreements	—	(17,127)	(17,127)
Total Derivative Assets subject to master netting agreements	$923,940	$—	$923,940

	Value
Derivative Liabilities	Currency Risk	Equity Risk	Total
Unrealized Depreciation on futures contracts—Exchange-Traded	$—	$—	$—
Unrealized depreciation on forward foreign currency contracts outstanding	(165,688)	—	(165,688)
Total Derivative Liabilities	(165,688)	—	(165,688)
Derivatives not subject to master netting agreements	—	—	—
Total Derivative Liabilities subject to master netting agreements	$(165,688)	$—	$(165,688)

Effect of Derivative Investments for the nine months ended September 30, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$ (3,220,647)	$—	$(3,220,647)
Futures contracts	—	162,781	162,781
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	758,252	—	758,252
Futures contracts	—	19,866	19,866
Total	$ (2,462,395)	$182,647	$(2,279,748)

The table below summarizes the nine months average notional value of forward foreign currency contracts and the eight months average notional value of futures contracts outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$63,157,345	$2,084,069

Invesco Global Low Volatility Equity Yield Fund

Invesco Income Allocation Fund Quarterly Schedule of Portfolio Holdings September 30, 2017

invesco.com/us	INCAL-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2017

(Unaudited)

Invesco Income Allocation Fund

Schedule of Investments in Affiliated Issuers–99.93%(a)

	% of Net Assets 09/30/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/17	Value 09/30/17
Domestic Equity Funds–19.86%
Invesco Dividend Income Fund-Class R6	12.75%	$74,474,425	$7,605,139	$(7,943,368)	$2,238,192	$816,897	$1,252,124	3,163,577	$77,191,285
PowerShares Russell Top 200 Pure Value Portfolio-ETF	7.11%	42,453,635	3,826,851	(6,768,243)	1,924,037	1,624,833	481,424	1,154,144	43,061,113
Total Domestic Equity Funds		116,928,060	11,431,990	(14,711,611)	4,162,229	2,441,730	1,733,548		120,252,398
Fixed-Income Funds–67.81%
Invesco Core Plus Bond Fund-Class R6	13.32%	75,090,646	5,847,133	(2,132,227)	1,922,461	(42,289)	1,867,332	7,368,560	80,685,724
Invesco Corporate Bond Fund-Class R6	4.72%	21,390,278	6,259,739	—	909,333	—	761,729	3,823,207	28,559,350
Invesco Floating Rate Fund-Class R6	7.20%	37,549,311	6,273,861	(91,823)	(125,140)	(851)	1,322,729	5,775,544	43,605,358
Invesco High Yield Fund-Class R6	7.22%	37,558,161	5,503,305	(102,038)	889,814	(1,764)	1,525,865	10,360,484	43,721,242
Invesco Multi Asset Income Fund-Class R6	9.97%	50,848,603	6,453,720	(162,329)	3,256,739	(5,204)	1,964,164	5,450,499	60,391,529
Invesco Quality Income Fund-Class R5	11.55%	51,085,730	19,338,018	(138,883)	(332,341)	(3,896)	1,699,557	5,785,659	69,948,628
PowerShares 1-30 Laddered Treasury Portfolio-ETF	3.42%	21,403,902	1,401,585	(2,644,521)	714,960	(175,630)	327,772	633,424	20,700,296
PowerShares Emerging Markets Sovereign Debt Portfolio-ETF	5.21%	26,630,246	3,821,946	(388,624)	1,503,295	(16,855)	1,111,329	1,059,792	31,550,008
PowerShares Variable Rate Preferred Portfolio-ETF	5.20%	26,798,272	3,663,457	(564,613)	1,591,683	17,452	1,058,809	1,209,453	31,506,251
Total Fixed-Income Funds		348,355,149	58,562,764	(6,225,058)	10,330,804	(229,037)	11,639,286		410,668,386
Foreign Equity Funds –5.49%
PowerShares International Dividend Achievers Portfolio-ETF	0.00%	16,082,900	497,700	(17,291,780)	1,865,987	(1,154,807)	18,993	—	—
Power Shares S&P International Developed Low Voltaility Portfolio-ETF	5.49%	16,110,068	14,545,549	(831,386)	3,439,660	15,715	550,140	1,003,002	33,279,606
Total Foreign Equity Funds		32,192,968	15,043,249	(18,123,166)	5,305,647	(1,139,092)	569,133		33,279,606
Real Estate Funds–6.22%
Invesco Global Real Estate Income Fund-Class R6	6.22%	37,612,781	2,852,793	(4,422,835)	1,729,604	(80,685)	795,603	4,169,431	37,691,658
Money Market Funds–0.55%
Government & Agency Portfolio -Institutional Class, 0.93% (c)	0.33%	3,256,080	29,409,461	(30,672,742)	—	—	10,722	1,992,799	1,992,799
Treasury Portfolio-Institutional Class, 0.90% (c)	0.22%	2,170,720	19,606,308	(20,448,495)	—	—	6,749	1,328,533	1,328,533
Total Money Market Funds		5,426,800	49,015,769	(51,121,237)	—	—	17,471		3,321,332
TOTAL INVESTMENTS IN AFFILIATED ISSERS (Cost $562,405,501)	99.93%	$540,515,758	$136,906,565	$(94,603,907)	$21,528,284 (b)	$992,916	$14,755,041		$605,213,380
OTHER ASSETS LESS LIABILITIES	0.07%								429,278
NET ASSETS	100.00%								$605,642,658

Investment Abbreviations:

ETF— Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Includes $126,236 of return of capital from Invesco High Yield Fund.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 -- Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign

Invesco Income Allocation Fund

A.    Security Valuations – (continued)

security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Income Allocation Fund

As of September 30, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were no material transfers between valuation levels.

Invesco Income Allocation Fund

Invesco International Allocation Fund Quarterly Schedule of Portfolio Holdings September 30, 2017

invesco.com/us	INTAL-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2017

(Unaudited)

Invesco International Allocation Fund

Schedule of Investments in Affiliated Issuers–100.08%(a)

	% of Net Assets 09/30/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 09/30/17	Value 09/30/17
Foreign Equity Funds–99.27%
Invesco Developing Markets Fund–Class R6	4.93%	$8,439,140	$263,740	$(2,880,277)	$855,863	$1,040,471	$—	211,015	$7,718,937
Invesco Emerging Market Equity Fund–Class R6	0.00%	6,428,043	—	(7,452,497)	992,335	32,119	—	—	—
Invesco International Companies Fund–Class R6	11.94%	7,076,519	10,316,401	(1,527,527)	2,542,486	297,165	—	1,452,255	18,705,044
Invesco International Core Equity Fund–Class R6	9.93%	25,302,263	369,917	(13,545,673)	562,289	2,863,169	—	1,283,166	15,551,965
Invesco International Growth Fund–Class R6	17.85%	25,428,052	671,410	(2,833,259)	3,434,265	1,262,339	—	761,307	27,962,807
Invesco International Small Company Fund–Class R6	7.00%	8,530,702	1,485,601	(1,457,327)	1,685,076	722,278	—	555,820	10,966,330
Invesco Low Volatility Emerging Markets Fund–Class R6	3.87%	—	6,038,724	(360,446)	360,723	22,608	—	628,146	6,061,609
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio – ETF	17.91%	20,993,679	5,067,294	(1,938,241)	3,576,513	366,553	527,558	635,980	28,065,798
PowerShares FTSE RAFI Developed Markets ex-US Small-Mid Portfolio – ETF	9.06%	9,903,303	3,148,052	(1,138,123)	2,063,308	216,239	160,387	432,443	14,192,779
PowerShares FTSE RAFI Emerging Markets Portfolio – ETF	5.87%	8,381,017	957,017	(1,572,868)	893,666	539,581	197,630	431,243	9,198,413
PowerShares International Dividend Achievers Portfolio – ETF	0.00%	9,873,401	166,542	(10,472,585)	(1,253,874)	1,686,516	11,318	—	—
PowerShares S&P International Developed Low Volatility Portfolio – ETF	10.91%	10,620,930	5,582,161	(1,083,353)	1,872,526	100,778	281,367	515,161	17,093,042
Total Foreign Equity Funds		140,977,049	34,066,859	(46,262,176)	17,585,176	9,149,816	1,178,260		155,516,724
Money Market Funds–0.81%
Government & Agency Portfolio–Institutional Class, 0.93%(b)	0.49%	137,443	9,304,141	(8,675,106)	—	—	1,7599	766,478	766,478
Treasury Portfolio–Institutional Class, 0.90%(b)	0.32%	91,629	6,202,760	(5,783,404)	—	—	1,114	510,985	510,985
Total Money Market Funds		229,072	15,506,901	(14,458,510)	—	—	2,873		1,277,463
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $124,858,087)	100.08%	$141,206,121	$49,573,760	$(60,720,686)	$17,585,176	$9,149,816	$1,181,133		$156,794,187
OTHER ASSETS LESS LIABILITIES	(0.08)%								(127,428)
NET ASSETS	100.00%								$156,666,939

Investment Abbreviations:

ETF — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco International Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high

Invesco International Allocation Fund

A.	Security Valuations – (continued)

inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund’s policy is to recognize transfers in and out of the valuations levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were no significant transfers between valuation levels.

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund Quarterly Schedule of Portfolio Holdings September 30, 2017

invesco.com/us	MCCE-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–80.01%

Advertising–0.94%

Publicis Groupe S.A. (France)	162,796	$ 11,369,424

Apparel, Accessories & Luxury Goods–3.87%

Hanesbrands, Inc.	966,214	23,807,513
Samsonite International S.A.	5,311,800	22,779,914
		46,587,427

Application Software–1.37%

Synopsys, Inc. (b)	204,348	16,456,144

Auto Parts & Equipment–2.04%

Delphi Automotive PLC	250,444	24,643,690

Biotechnology–1.11%

BioMarin Pharmaceutical Inc. (b)	143,644	13,368,947

Building Products–1.04%

Johnson Controls International PLC	310,166	12,496,588

Casinos & Gaming–1.62%

Wynn Resorts Ltd.	130,934	19,498,691

Communications Equipment–1.14%

Motorola Solutions, Inc.	162,365	13,779,918

Data Processing & Outsourced Services–1.72%

Jack Henry & Associates, Inc.	202,152	20,779,204

Electronic Components–1.85%

Amphenol Corp. -Class A	263,498	22,302,471

Electronic Manufacturing Services–0.67%

IPG Photonics Corp. (b)	43,853	8,115,436

Environmental & Facilities Services–1.81%

Republic Services, Inc.	221,725	14,647,153
Tetra Tech, Inc.	154,858	7,208,640
		21,855,793

Financial Exchanges & Data–1.49%

Moody’s Corp.	129,153	17,979,389

General Merchandise Stores–1.58%

Dollar General Corp.	234,843	19,034,025

Health Care Equipment–2.95%

C.R. Bard, Inc.	25,052	8,029,166
ResMed Inc.	173,950	13,387,192
Wright Medical Group N.V. (b)	547,213	14,156,400
		35,572,758

Health Care Supplies–1.00%

DENTSPLY SIRONA Inc.	201,028	12,023,485

	Shares	Value

Home Furnishings–1.51%

Mohawk Industries, Inc. (b)	73,464	$ 18,183,075

Homebuilding–2.43%

D.R. Horton, Inc.	732,228	29,237,864

Household Appliances–1.26%

Whirlpool Corp.	82,356	15,189,741

Housewares & Specialties–1.27%

Newell Brands, Inc.	358,920	15,315,116

Industrial Machinery–9.84%

Colfax Corp. (b)	300,247	12,502,285
Dover Corp.	326,114	29,803,559
Fortive Corp.	316,572	22,410,132
ITT Inc.	301,177	13,333,106
Nordson Corp.	102,818	12,183,933
Stanley Black & Decker Inc.	187,422	28,295,099
		118,528,114

Internet Software & Services–1.19%

Just Eat PLC (United Kingdom)(b)	1,598,402	14,332,654

IT Consulting & Other Services–2.05%

EPAM Systems, Inc. (b)	280,739	24,685,380

Life & Health Insurance–3.80%

St. James’s Place PLC (United Kingdom)	2,094,278	32,198,157
Torchmark Corp.	169,256	13,555,713
		45,753,870

Life Sciences Tools & Services–2.50%

Agilent Technologies, Inc.	468,397	30,071,087

Movies & Entertainment–1.45%

Viacom Inc. -Class B	626,429	17,439,783

Multi-Utilities–1.18%

CMS Energy Corp.	307,430	14,240,158

Office Services & Supplies–0.79%

Société BIC S.A. (France)	79,044	9,473,001

Oil & Gas Equipment & Services–1.19%

Core Laboratories N.V.	145,678	14,378,419

Oil & Gas Exploration & Production–3.53%

Concho Resources Inc. (b)	140,951	18,566,066
Seven Generations Energy Ltd. - Class A (Canada)(b)	755,423	11,950,673
Vermilion Energy, Inc. (Canada)	339,820	12,078,071
		42,594,810

Paper Packaging–1.33%

Packaging Corp. of America	139,768	16,028,594

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

	Shares	Value

Property & Casualty Insurance–2.75%

Arch Capital Group Ltd. (b)	184,475	$ 18,170,788
Progressive Corp. (The)	309,067	14,965,024
		33,135,812

Regional Banks–1.74%

First Republic Bank	201,330	21,030,932

Retail REIT’s–1.29%

GGP Inc.	747,986	15,535,669

Semiconductor Equipment–3.76%

KLA-Tencor Corp.	157,177	16,660,762
Teradyne, Inc.	767,563	28,622,424
		45,283,186

Semiconductors–5.06%

MACOM Technology Solutions Holdings, Inc. (b)	345,391	15,407,893
Microchip Technology Inc.	256,840	23,059,095
Xilinx, Inc.	317,721	22,504,178
		60,971,166

	Shares	Value

Specialty Chemicals–3.89%

Albemarle Corp.	118,456	$ 16,146,738
International Flavors & Fragrances Inc.	108,253	15,470,436
PPG Industries, Inc.	140,264	15,241,086
		46,858,260
Total Common Stocks & Other Equity Interests (Cost $678,963,033)		964,130,081

Money Market Funds–20.27%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	146,515,018	146,515,018
Treasury Portfolio – Institutional Class, 0.90% (c)	97,676,679	97,676,679
Total Money Market Funds (Cost $244,191,697)		244,191,697
TOTAL INVESTMENTS IN SECURITIES–100.28% (Cost $923,154,730)		1,208,321,778
OTHER ASSETS LESS LIABILITIES–(0.28)%		(3,331,225)
NET ASSETS–100.00%		$ 1,204,990,553

Investment Abbreviations:

REIT   — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Mid Cap Core Equity Fund

A.    Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Mid Cap Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$917,599,270	$46,530,811	$—	$964,130,081
Money Market Funds	244,191,697	—	—	244,191,697
Total Investments	$1,161,790,967	$46,530,811	$—	$1,208,321,778

Invesco Mid Cap Core Equity Fund

Invesco Multi-Asset Inflation Fund Quarterly Schedule of Portfolio Holdings September 30, 2017

invesco.com/us	MAI-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2017

(Unaudited)

Invesco Multi-Asset Inflation Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.12%(a)

	% of Net Assets 09/30/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)		Realized Gain (Loss)	Dividend Income	Shares 09/30/17	Value 09/30/17
Alternative Funds–7.80%
PowerShares DB Oil Fund-ETF(b)	7.80%	$75,252	$70,586	$(34,500)	$(4,330)		$(1,414)	$—	12,013	$105,594
Asset Allocation Funds–9.26%
Invesco Balanced-Risk Commodity Strategy Fund -Class R6	9.26%	74,275	73,153	(19,284)	(1,772)		(1,032)	—	18,820	125,340
Domestic Equity Funds–26.77%
Energy Select Sector SPDR Fund (The)(c)	5.91%	—	81,520	(2,635)	1,111		(11)	1,526	1,168	79,985
Invesco Energy Fund-Class R5	5.86%	90,803	97,243	(93,319)	(8,002)		(7,391)	—	3,151	79,334
iShares U.S. Consumer Goods-ETF(c)	7.12%	57,242	51,396	(18,087)	4,562		1,182	1,190	798	96,295
iShares U.S. Health Care-ETF(c)	7.88%	—	112,443	(14,263)	7,996		377	553	620	106,553
Total Domestic Equity Funds		148,045	342,602	(128,304)	5,667		(5,843)	3,269		362,167
Fixed-Income Funds–34.48%
Invesco Emerging Markets Flexible Bond Fund -Class R6	1.95%	17,245	11,833	(3,372)	649		(9)	826	3,944	26,346
Invesco Floating Rate Fund-Class R6	5.00%	42,664	34,219	(9,018)	(232)		(31)	1,894	8,954	67,602
Invesco High Yield Fund-Class R6	4.49%	37,232	29,551	(6,862)	1,161		(136)	2,023	14,411	60,813
Invesco Quality Income Fund-Class R5	1.98%	22,470	11,681	(7,212)	107		(192)	652	2,221	26,854
Invesco Short Duration Inflation Protected Fund -Class R6	14.82%	132,485	105,453	(36,752)	(388)		(289)	1,371	19,096	200,509
Invesco U.S. Government Fund-Class R5	6.24%	58,344	45,865	(19,775)	561		(489)	1,289	9,559	84,506
PowerShares Fundamental Investment Grade Corporate Bond Portfolio-ETF	0.00%	17,024	—	(17,104)	501		(421)	—	—	—
Total Fixed-Income Funds		327,464	238,602	(100,095)	2,359		(1,567)	8,055		466,630
Foreign Equity Funds–14.57%
Invesco Global Health Care Fund-Class Y	0.00%	67,604	36,961	(112,486)	8,934		(1,013)	—	—	—
Invesco Global Infrastructure Fund-Class R6	6.63%	51,590	43,742	(16,148)	9,680		842	1,227	8,353	89,706
Invesco Gold & Precious Metals Fund-Class Y	5.95%	54,782	55,782	(32,647)	2,886		(302)	—	18,678	80,501
Invesco International Growth Fund-Class R6	1.99%	22,503	10,154	(9,830)	3,929		216	—	734	26,972
Total Foreign Equity Funds		196,479	146,639	(171,111)	25,429		(257)	1,227		197,179
Real Estate Funds–6.68%
Invesco Global Real Estate Fund-Class R6	0.00%	51,780	38,765	(92,951)	925		1,481	274	—	—
Invesco Global Real Estate Income Fund- Class R6	6.68%	—	96,130	(6,647)	885		31	1,337	10,000	90,399
Total Real Estate Funds		51,780	134,895	(99,598)	1,810		1,512	1,611		90,399
Money Market Funds–0.56%
Government & Agency Portfolio -Institutional Class, 0.93%(e)	0.34%	15,911	447,897	(459,261)	—		—	44	4,547	4,547
Treasury Portfolio-Institutional Class, 0.90%(e)	0.22%	10,607	298,598	(306,174)	—		—	27	3,031	3,031
Total Money Market Funds		26,518	746,495	(765,435)	—		—	71		7,578
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $1,321,537)	100.12%	$899,813	$1,752,972	$(1,318,327)	$29,163	(d)	$(8,601)	$14,233		$1,354,887
OTHER ASSETS LESS LIABILITIES	(0.12)%									(1,653)
NET ASSETS	100.00%									$1,353,234

Investment Abbreviations:

ETF    — Exchange Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	Includes $133 of return of capital received from Invesco High Yield Fund.
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Inflation Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 -- Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”), exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco, or other unaffiliated advisers. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable.If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

Invesco Multi-Asset Inflation Fund

A.    Security Valuations – (continued)

include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Multi-Asset Inflation Fund

As of September 30, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were no material transfers between valuation levels.

Invesco Multi-Asset Inflation Fund

Invesco Quality Income Fund Quarterly Schedule of Portfolio Holdings September 30, 2017

invesco.com/us	VK-QINC-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2017

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–106.70%

Collateralized Mortgage Obligations–18.71%

Fannie Mae ACES, 1.88% (1 mo. USD LIBOR + 0.59%), 09/25/2023(a)	$6,898,846	$ 6,931,576
Fannie Mae Grantor Trust, 7.50%, 01/19/2039(b)	319,240	355,775
Fannie Mae Interest STRIPS, IO, 6.50%, 10/25/2024	155,151	20,201
8.00%, 05/25/2030	723,869	195,281
7.50%, 01/25/2032	236,658	39,396
Fannie Mae REMICs, 2.00%, 06/25/2019	69,163	69,037
7.00%, 09/25/2032	263,572	307,251
6.57%, 06/25/2039(b)	943,455	1,097,819
3.00%, 05/25/2045	2,196,174	2,168,769
1.74% (1 mo. USD LIBOR + 0.50%), 05/25/2046 to 06/25/2046(a)	5,751,285	5,801,818
1.64% (1 mo. USD LIBOR + 0.40%), 09/25/2046(a)	4,327,239	4,350,441
Fannie Mae REMICs, IO, 4.50%, 11/25/2023	917,334	6,413
3.00%, 10/25/2026 to 02/25/2028	20,034,143	1,817,247
8.00%, 08/18/2027 to 09/18/2027	810,738	182,378
6.00%, 05/25/2033	39,569	10,008
7.00%, 05/25/2033	787,019	198,146
3.50%, 08/25/2042	1,518,928	204,665
1.74%, 03/25/2043(b)	13,664,944	788,918
1.68%, 04/25/2045(b)	15,378,561	986,387
1.49%, 02/25/2056(b)	21,869,843	1,005,359
Freddie Mac Multifamily Structured Pass Through Securities, 1.68% (12 mo. MTA Rate + 0.74%), 10/25/2021(a)	2,000,000	2,000,000
Freddie Mac REMICs, 4.50%, 06/15/2018	20,838	20,974
3.00%, 10/15/2018 to 03/15/2035	2,711,251	2,726,861
1.50%, 01/15/2027	5,432,655	5,351,850
1.68% (1 mo. USD LIBOR + 0.45%), 10/15/2036(a)	1,534,710	1,542,613
1.78% (1 mo. USD LIBOR + 0.55%), 10/15/2036(a)	1,145,380	1,149,467
1.58% (1 mo. USD LIBOR + 0.35%), 12/15/2036(a)	7,640,827	7,637,436
1.60% (1 mo. USD LIBOR + 0.37%), 08/15/2038(a)	1,783,710	1,781,359

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

1.73% (1 mo. USD LIBOR + 0.45%), 09/15/2040(a)	$1,393,304	$ 1,392,335
0.94% (1 mo. USD LIBOR + 0.50%), 11/15/2041(a)	3,374,576	3,371,115
1.73% (1 mo. USD LIBOR + 0.50%), 03/15/2042(a)	492,005	492,462
1.63% (1 mo. USD LIBOR + 0.40%), 12/15/2042(a)	6,585,279	6,577,277
1.53% (1 mo. USD LIBOR + 0.30%), 10/15/2043 to 09/15/2044(a)	9,565,983	9,560,921
Freddie Mac REMICs, IO, 3.00%, 09/15/2025	3,420,554	151,211
2.50%, 09/15/2027	2,861,698	195,063
1.75%, 04/15/2038(b)	8,754,801	431,313
1.63%, 08/15/2038(b)	17,047,012	828,036
1.46%, 11/15/2038(b)	14,059,699	686,846
1.76%, 11/15/2038(b)	15,058,512	921,268
1.68%, 02/15/2039(b)	7,627,049	401,004
1.83%, 12/15/2039(b)	16,074,998	858,664
1.85%, 12/15/2039(b)	23,801,635	1,067,991
1.99%, 10/15/2040(b)	20,534,781	1,034,520
4.00%, 12/15/2041	1,836,027	206,392
Freddie Mac STRIPS, 1.58% (1 mo. USD LIBOR + 0.35%), 10/15/2037(a)	7,955,029	7,977,377
Freddie Mac STRIPS, IO, 8.00%, 06/15/2031	1,124,411	306,571
Freddie Mac Structured Pass Through Securities, 6.50%, 02/25/2043	1,959,951	2,304,227
Freddie Mac Whole Loan Securities Trust, 3.00%, 09/25/2045	1,923,008	1,886,872
Ginnie Mae REMICs, 5.89%, 01/20/2039(b)	1,907,345	2,127,343
1.68% (1 mo. USD LIBOR + 0.45%), 12/16/2039(a)	2,734,687	2,743,179
4.49%, 07/20/2041(b)	2,845,159	3,012,556
2.34%, 09/20/2041(b)	2,285,371	2,390,534
2.50%, 10/20/2043	1,102,759	958,643
1.49% (1 mo. USD LIBOR + 0.25%), 09/20/2045(a)	7,279,608	7,242,655
3.00%, 10/20/2045 to 01/20/2046	8,808,317	8,506,326
Ginnie Mae REMICs, IO, 1.59%, 09/20/2064(b)	6,286,178	534,049
		116,914,195

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–23.69%

Pass Through Ctfs., 5.00%, 10/01/2018 to 06/01/2040	$6,686,226	$ 7,341,653
8.50%, 08/01/2019 to 08/01/2031	267,203	321,939
3.50%, 08/01/2026 to 09/01/2045	9,232,435	9,577,344
6.50%, 05/01/2028 to 08/01/2033	359,431	398,616
6.00%, 03/01/2029	3,942	4,491
2.50%, 02/01/2031	4,156,531	4,189,593
3.00%, 02/01/2032 to 02/01/2032	12,982,093	13,366,584
8.00%, 08/01/2032	231,574	272,596
7.50%, 05/01/2035	361,669	421,366
5.50%, 12/01/2036	253,858	283,484
4.50%, 05/01/2038 to 02/01/2042	18,433,858	19,841,088
5.35%, 07/01/2038 to 10/17/2038	2,350,359	2,595,789
5.80%, 10/01/2038 to 01/20/2039	1,015,688	1,119,726
5.45%, 11/25/2038	2,502,965	2,772,017
4.00%, 06/01/2042	5,344,847	5,702,413
Pass Through Ctfs., ARM, 3.58% (1 yr. USD LIBOR + 1.87%), 07/01/2036(a)	1,812,082	1,923,778
3.71% (1 yr. USD LIBOR + 2.05%), 02/01/2037(a)	156,513	166,815
3.88% (1 yr. USD LIBOR + 2.17%), 03/01/2037(a)	599,196	636,844
3.70% (1 yr. USD LIBOR + 1.88%), 05/01/2037(a)	755,058	797,203
3.51% (1 yr. USD LIBOR + 2.00%), 11/01/2037(a)	2,197,765	2,336,351
3.68% (1 yr. USD LIBOR + 2.06%), 01/01/2038(a)	413,331	440,080
3.60% (1 yr. USD LIBOR + 1.85%), 03/01/2041(a)	129,702	136,174
Pass Through Ctfs., TBA, 3.00%, 11/01/2032 to 11/01/2047(c)	42,200,000	42,532,110
3.50%, 11/01/2047(c)	30,000,000	30,880,077
		148,058,131

Federal National Mortgage Association (FNMA)–47.88%

Pass Through Ctfs., 7.00%, 02/01/2018 to 12/01/2033	303,792	319,850
4.50%, 05/01/2019 to 07/01/2044	15,404,090	16,574,128
8.00%, 07/01/2020 to 04/01/2033	535,787	647,180
6.50%, 06/01/2022 to 11/01/2038	2,817,278	3,155,608
5.50%, 11/01/2022 to 04/01/2038	8,513,532	9,543,745
4.00%, 06/01/2024 to 05/01/2045	30,332,599	32,290,106
5.00%, 06/01/2027 to 01/01/2041	6,168,086	6,766,374
3.00%, 02/01/2028 to 11/01/2045	19,463,731	19,841,677
9.50%, 04/01/2030	54,811	63,724
3.50%, 11/01/2030 to 04/01/2046	46,478,922	48,109,116
2.50%, 02/01/2032	7,589,913	7,648,434
5.63%, 08/01/2032	461,954	502,711
8.50%, 10/01/2032	455,235	561,867
6.00%, 12/01/2035 to 05/01/2040	2,782,238	3,150,298
7.50%, 08/01/2037	576,420	695,719
5.45%, 01/01/2038	491,393	536,508
Pass Through Ctfs., ARM, 3.44% (1 yr. USD LIBOR + 1.74%), 03/01/2038(a)	282,978	297,750
2.96% (1 yr. USD LIBOR + 1.30%), 02/01/2039(a)	2,350,338	2,440,637

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

3.07% (1 yr. USD LIBOR + 1.67%), 08/01/2042(a)	$1,013,745	$ 1,038,494
2.79% (1 yr. USD LIBOR + 1.61%), 03/01/2046(a)	4,678,699	4,767,192
Pass Through Ctfs., TBA, 2.50%, 11/01/2032(c)	24,500,000	24,633,508
3.00%, 11/01/2032 to 11/01/2047(c)	22,500,000	22,913,204
3.50%, 11/01/2047(c)	69,200,000	71,188,151
4.00%, 11/01/2047(c)	20,500,000	21,545,820
		299,231,801

Government National Mortgage Association (GNMA)–16.42%

Pass Through Ctfs., 9.50%, 10/15/2017 to 08/15/2022	78,466	79,319
9.00%, 03/15/2018 to 08/15/2024	166,897	168,618
8.00%, 02/15/2020 to 12/15/2021	70,404	70,991
7.00%, 08/15/2022 to 01/15/2029	277,935	294,473
6.50%, 04/15/2026 to 11/15/2028	136,019	150,180
6.00%, 01/15/2028 to 04/20/2029	326,087	369,664
5.50%, 05/15/2033 to 10/15/2034	846,614	953,989
5.00%, 11/20/2037	998,057	1,057,954
3.50%, 07/20/2046	8,217,664	8,596,290
Pass Through Ctfs., TBA, 3.00%, 11/01/2047(c)	51,100,000	51,735,761
3.50%, 11/01/2047(c)	15,400,000	15,983,215
4.00%, 11/01/2047(c)	22,000,000	23,146,407
		102,606,861
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $674,227,410)		666,810,988

Asset-Backed Securities–35.00%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, Variable Rate Pass Through Ctfs., 3.42%, 10/25/2035(b)	792,686	741,376
Agate Bay Mortgage Trust, Series 2015-2, Class B1, Variable Rate Pass Through Ctfs., 3.74%, 03/25/2045(b)(d)	3,603,795	3,692,971
American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, Floating Rate Pass Through Ctfs., 3.46% (6 mo. USD LIBOR + 2.00%), 06/25/2045(a)	611,957	613,370
Angel Oak Mortgage Trust LLC, Series 2017-1, Class A1, Variable Rate Pass Through Ctfs., 2.81%, 01/25/2047(b)(d)	1,023,422	1,025,655
Banc of America Funding Trust, Series 2006-3, Class 5A5, Pass Through Ctfs., 5.50%, 03/25/2036	100,100	96,075
Series 2006-A, Class 1A1, Variable Rate Pass Through Ctfs., 3.23%, 02/20/2036(b)	1,072,838	1,063,453

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

	Principal Amount	Value
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, Variable Rate Pass Through Ctfs., 3.45%, 03/25/2035(b)	$1,994,687	$1,956,720
Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 3.26% (1 yr. U.S. Treasury Yield Curve Rate + 2.45%), 03/25/2035(a)	838,377	848,550
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class B, Variable Rate Pass Through Ctfs., 5.91%, 04/12/2038(b)(d)	851,158	857,408
Cerberus Onshore II CLO-2 LLC, Series 2014-1A, Class A, Floating Rate Pass Through Ctfs., 3.20% (3 mo. USD LIBOR + 1.90%), 10/15/2023(a)(d)	297,475	297,852
CGDB Commercial Mortgage Trust, Series 2017-BIO, Class B, Floating Rate Pass Through Ctfs., 2.18% (1 mo. USD LIBOR + 0.95%), 05/15/2030(a)(d)	5,100,000	5,102,038
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class B, Floating Rate Pass Through Ctfs., 2.20% (1 mo. USD LIBOR + 0.97%), 07/15/2028(a)(d)	3,000,000	3,003,610
Series 2017-BIOC, Class C, Floating Rate Pass Through Ctfs., 2.28% (1 mo. USD LIBOR + 1.05%), 07/15/2028(a)(d)	2,954,000	2,957,577
Chase Issuance Trust, Series 2016-A3, Class A3, Floating Rate Pass Through Ctfs., 1.78% (1 mo. USD LIBOR + 0.55%), 06/15/2023(a)	5,000,000	5,063,028
Chase Mortgage Finance Trust, Series 2005-A1, Class 3A1, Variable Rate Pass Through Ctfs., 3.17%, 12/25/2035(b)	49,268	47,928
Series 2007-A2, Class 2A1, Variable Rate Pass Through Ctfs., 3.47%, 07/25/2037(b)	968,482	986,437
Series 2007-A2, Class 2A4, Variable Rate Pass Through Ctfs., 3.47%, 07/25/2037(b)	894,672	900,653
Chase Mortgage Trust, Series 2016-1, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 04/25/2045(b)(d)	3,428,216	3,450,326
Series 2016-2, Class M4, Variable Rate Pass Through Ctfs., 3.75%, 12/25/2045(b)(d)	3,324,583	3,191,226

	Principal Amount	Value
CHL Mortgage Pass Through Trust, Series 2004-29, Class 1A1, Floating Rate Pass Through Ctfs., 1.78% (1 mo. USD LIBOR + 0.54%), 02/25/2035(a)	$491,452	$470,681
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB3, Class 2A, Variable Rate Pass Through Ctfs., 3.15%, 09/25/2034(b)	2,092,267	2,042,288
Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 3.31%, 08/25/2034(b)	301,461	293,909
Series 2005-11, Class A2A, Floating Rate Pass Through Ctfs., 3.63% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(a)	2,507,228	2,532,053
Series 2006-AR2, Class 1A2, Variable Rate Pass Through Ctfs., 3.56%, 03/25/2036(b)	91,168	90,179
Series 2012-6, Class 2A1, Variable Rate Pass Through Ctfs., 3.25%, 08/25/2036(b)(d)	662,782	666,283
COLT Mortgage Loan Trust, Series 2017-1, Class A1, Variable Rate Pass Through Ctfs., 2.61%, 05/27/2047(b)(d)	2,419,259	2,455,865
Series 2017-1, Class A3, Variable Rate Pass Through Ctfs., 3.07%, 05/27/2047(b)(d)	2,822,469	2,864,872
Series 2017-2, Class A2A, Variable Rate Pass Through Ctfs., 2.57%, 10/25/2047(b)(d)	4,250,000	4,260,528
Commercial Mortgage Trust, Series 2013-LC13, Class XA, IO, Variable Rate Pass Through Ctfs., 1.49%, 08/10/2046(b)	45,187,281	1,844,667
Series 2014-FL5, Class B, Floating Rate Pass Through Ctfs., 3.38% (1 mo. USD LIBOR + 2.15%), 10/15/2031(a)(d)	1,400,000	1,391,937
Series 2015-CR24, Class XA, IO, Variable Rate Pass Through Ctfs., 1.01%, 08/10/2048(b)	43,732,364	2,199,021
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 5A1, Variable Rate Pass Through Ctfs., 3.49%, 06/25/2034(b)	1,565,611	1,562,700
Credit Suisse Mortgage Capital Trust, Series 2013-6, Class 2A1, Variable Rate Pass Through Ctfs., 3.50%, 08/25/2043(b)(d)	1,624,246	1,663,750
Series 2013-7, Class B1, Variable Rate Pass Through Ctfs., 3.59%, 08/25/2043(b)(d)	5,050,322	5,018,146
Series 2015-TOWN, Class B, Floating Rate Pass Through Ctfs., 3.13% (1 mo. USD LIBOR + 1.90%), 03/15/2028(a)(d)	2,500,000	2,502,183

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

	Principal Amount	Value
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, Variable Rate Pass Through Ctfs., 3.50%, 05/25/2045(b)(d)	$3,080,335	$ 3,156,337
DBUBS Mortgage Trust, Series 2011-LC3A, Class C, Variable Rate Pass Through Ctfs., 5.35%, 08/10/2044(b)(d)	5,000,000	5,405,809
Deutsche Mortgage Securities Inc Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, Variable Rate Pass Through Ctfs., 3.18%, 06/27/2037(b)(d)	3,974,127	4,041,889
Ford Credit Auto Owner Trust, Series 2016-1, Class A, Pass Through Ctfs., 2.31%, 08/15/2027(d)	6,109,000	6,140,272
GMACM Mortgage Loan Trust, Series 2005-AR3, Class 2A1, Variable Rate Pass Through Ctfs., 3.73%, 06/19/2035(b)	2,224,823	2,195,322
GSAA Home Equity Trust, Series 2007-7, Class A4, Floating Rate Pass Through Ctfs., 1.51% (1 mo. USD LIBOR + 0.27%), 07/25/2037(a)	159,617	152,636
GSR Mortgage Loan Trust, Series 2004-11, Class 2A2, Variable Rate Pass Through Ctfs., 3.72%, 09/25/2034(b)	261,841	264,122
Series 2004-12, Class 3A6, Variable Rate Pass Through Ctfs., 3.51%, 12/25/2034(b)	1,190,641	1,201,061
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, Pass Through Ctfs., 2.73%, 03/25/2021(d)	6,000,000	6,006,660
HILT Mortgage Trust, Series 2014-ORL, Class B, Floating Rate Pass Through Ctfs., 2.43% (1 mo. USD LIBOR + 1.20%), 07/15/2029(a)(d)	500,000	501,567
Home Partners of America Trust, Series 2017-1, Class C, Floating Rate Pass Through Ctfs., 2.79% (1 mo. USD LIBOR + 1.55%), 07/17/2034(a)(d)	3,000,000	3,024,044
Series 2017-1, Class D, Floating Rate Pass Through Ctfs., 3.14% (1 mo. USD LIBOR + 1.90%), 07/17/2034(a)(d)	2,920,000	2,957,623

	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2005-A1, Class 3A1, Variable Rate Pass Through Ctfs., 3.62%, 02/25/2035(b)	$2,323,556	$ 2,379,522
Series 2005-A3, Class 6A5, Variable Rate Pass Through Ctfs., 3.54%, 06/25/2035(b)	1,331,619	1,313,646
Series 2005-A6, Class 7A1, Variable Rate Pass Through Ctfs., 3.60%, 08/25/2035(b)	835,537	812,855
Series 2014-1, Class 1A17, Variable Rate Pass Through Ctfs., 4.00%, 01/25/2044(b)(d)	3,383,049	3,510,971
Series 2015-3, Class A3, Variable Rate Pass Through Ctfs., 3.50%, 05/25/2045(b)(d)	4,936,747	5,056,816
Series 2015-5, Class A2, Variable Rate Pass Through Ctfs., 2.86%, 05/25/2045(b)(d)	2,802,354	2,823,606
Series 2016-5, Class A1, Variable Rate Pass Through Ctfs., 2.61%, 12/25/2046(b)(d)	3,170,527	3,183,927
JP Morgan Resecuritization Trust, Series 2009-7, Class 5A1, Variable Rate Pass Through Ctfs., 6.00%, 02/27/2037(b)(d)	58,030	58,039
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/2041 (Acquired 04/22/2013; Cost $4,239,682)(d)	4,096,311	4,260,163
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 3.65% (PNMR - 3.00%), 09/08/2039 (Acquired 11/05/2010-06/25/2012; Cost $6,186,214) (a)(d)	5,979,328	6,158,708
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(d)	1,985,695	1,985,347
Luminent Mortgage Trust, Series 2005-1, Class A1, Floating Rate Pass Through Ctfs., 1.50% (1 mo. USD LIBOR + 0.26%), 11/25/2035(a)	2,276,054	2,145,386
Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 1.48% (1 mo. USD LIBOR + 0.24%), 04/25/2036(a)	80,390	68,055
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A2, Floating Rate Pass Through Ctfs., 1.99% (6 mo. USD LIBOR + 0.50%), 04/25/2029(a)	525,022	516,195
Series 2005-3, Class 3A, Variable Rate Pass Through Ctfs., 3.22%, 11/25/2035(b)	843,104	849,550
Series 2005-A, Class A1, Floating Rate Pass Through Ctfs., 1.70% (1 mo. USD LIBOR + 0.46%), 03/25/2030(a)	1,044,507	1,015,866

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

	Principal Amount	Value
Mill City Mortgage Loan Trust, Series 2017-1, Class A1, Variable Rate Pass Through Ctfs., 2.75%, 11/25/2058(b)(d)	$3,673,802	$3,703,100
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AJ, Variable Rate Pass Through Ctfs., 5.39%, 11/12/2041(b)	2,587,845	2,592,821
Series 2015-XLF2, Class AFSD, Floating Rate Pass Through Ctfs., 4.89% (1 mo. USD LIBOR + 3.66%), 08/15/2026(a)(d)	2,150,000	2,180,991
Newstar Commercial Loan Funding LLC, Series 2015-1A, Class A1, Floating Rate Pass Through Ctfs., 3.11% (3 mo. USD LIBOR + 1.80%), 01/20/2027(a)(d)	5,000,000	5,019,138
PFP Ltd. (Cayman Islands), Series 2015-2, Class B, Floating Rate Pass Through Ctfs., 3.93% (1 mo. USD LIBOR + 2.70%), 07/14/2034(a)(d)	3,345,000	3,352,173
RALI Trust, Series 2006-QO2, Class A2, Floating Rate Pass Through Ctfs., 1.51% (1 mo. USD LIBOR + 0.27%), 02/25/2046(a)	56,379	26,307
RBSSP Resecuritization Trust, Series 2009-13, Class 10A3, Variable Rate Pass Through Ctfs., 3.48%, 01/26/2036(b)(d)	22,084	22,129
Series 2010-1, Class 2A1, Variable Rate Pass Through Ctfs 3.21%, 07/26/2045 (Acquired 01/31/2011-02/23/2016; Cost $1,429,851) (b)(d)	1,439,959	1,475,936
Sequoia Mortgage Trust, Series 2013-4, Class A3, Variable Rate Pass Through Ctfs., 1.55%, 04/25/2043(b)	1,503,759	1,476,414
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Variable Rate Pass Through Ctfs., 3.75%, 07/25/2043(b)(d)	2,441,943	2,485,860
Starwood Waypoint Homes Trust, Series 2017-1, Class D, Floating Rate Pass Through Ctfs., 3.20% (1 mo. USD LIBOR + 1.95%), 01/17/2035(a)(d)	5,750,000	5,702,192
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, Variable Rate Pass Through Ctfs., 3.36%, 06/25/2034(b)	2,490,165	2,603,458
Series 2004-13, Class A2, Floating Rate Pass Through Ctfs., 1.54% (1 mo. USD LIBOR + 0.30%), 09/25/2034(a)	508,745	477,385
Series 2004-20, Class 3A1, Variable Rate Pass Through Ctfs., 3.20%, 01/25/2035(b)	348,986	342,577
Structured Asset Mortgage Investments, II Trust, Series 2005-AR2, Class 2A1, Floating Rate Pass Through Ctfs., 1.70% (1 mo. USD LIBOR + 0.46%), 05/25/2045(a)	1,386,979	1,302,832
Structured Asset Securities Corp., Series 2002-21A, Class B1II, Variable Rate Pass Through Ctfs., 3.39%, 11/25/2032(b)	197,959	191,800

	Principal Amount	Value
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A, Pass Through Ctfs., 1.74%, 09/15/2021	$5,000,000	$5,001,905
Thornburg Mortgage Securities Trust, Series 2005-2, Class A1, Variable Rate Pass Through Ctfs., 3.08%, 07/25/2045(b)	3,448,083	3,371,362
Towd Point Mortgage Trust, Series 2015-4, Class A1, Variable Rate Pass Through Ctfs., 3.50%, 04/25/2055(b)(d)	1,198,006	1,225,579
Series 2017-2, Class A1, Variable Rate Pass Through Ctfs., 2.75%, 04/25/2057(b)(d)	6,223,735	6,264,103
Verus Securitization Trust, Series 2017-2A, Class A2, Pass Through Ctfs., 2.64%, 07/25/2047(d)	4,741,065	4,752,662
Series 2017-2A, Class A3, Pass Through Ctfs., 2.85%, 07/25/2047(d)	4,741,065	4,752,595
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AJ, Variable Rate Pass Through Ctfs., 5.83%, 07/15/2045(b)	1,586,301	1,604,111
WaMu Mortgage Pass-Through Trust, Series 2005-AR12, Class 1A8, Variable Rate Pass Through Ctfs., 3.16%, 10/25/2035(b)	3,867,126	3,897,578
Series 2007-HY2, Class 2A1, Variable Rate Pass Through Ctfs., 3.35%, 11/25/2036(b)	200,680	189,865
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Variable Rate Pass Through Ctfs., 3.48%, 07/25/2034(b)	1,306,223	1,315,602
Series 2004-O, Class A1, Variable Rate Pass Through Ctfs., 3.53%, 08/25/2034(b)	3,947,728	4,057,346
Series 2005-AR2, Class 2A2, Variable Rate Pass Through Ctfs., 3.17%, 03/25/2035(b)	192,760	195,140
Series 2006-AR6, Class 3A1, Variable Rate Pass Through Ctfs., 3.19%, 03/25/2036(b)	2,883,355	2,786,777
Series 2006-AR6, Class 7A2, Variable Rate Pass Through Ctfs., 3.40%, 03/25/2036(b)	1,534,263	1,547,266
Series 2006-AR7, Class 2A5, Variable Rate Pass Through Ctfs., 3.33%, 05/25/2036(b)	1,612,077	1,557,232
Series 2006-AR8, Class 2A3, Variable Rate Pass Through Ctfs., 3.41%, 04/25/2036(b)	1,009,858	1,022,266
Series 2005-AR12, Class 1A1, Variable Rate Pass Through Ctfs., 3.26%, 05/25/2035(b)	734,625	749,066
WFRBS Commercial Mortgage Trust, Series 2013-C17, Class D, Variable Rate Pass Through Ctfs., 5.29%, 12/15/2046(b)(d)	2,600,000	2,521,595
Total Asset-Backed Securities (Cost $215,173,159)		218,708,472

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

	Principal Amount	Value

Agency Credit Risk Transfer Notes–5.03%

Fannie Mae Connecticut Avenue Securities, 3.34% (1 mo. USD LIBOR + 2.10%), 08/25/2028(a)	$288,654	$290,978
Freddie Mac, Series 2015-DNA1, Class M2, Floating Rate STACR® Debt Notes, 3.09% (1 mo. USD LIBOR + 1.85%), 10/25/2027(a)	6,325,000	6,463,063
Series 2015-HQ1, Class M3, Floating Rate STACR® Debt Notes, 5.04% (1 mo. USD LIBOR + 3.80%), 03/25/2025(a)	5,000,000	5,388,976
Series 2016-DNA1, Class M2, Floating Rate STACR® Debt Notes, 4.14% (1 mo. USD LIBOR + 2.90%), 07/25/2028(a)	3,635,575	3,757,631
Series 2016-HQA1, Class M2, Floating Rate STACR® Debt Notes, 3.99% (1 mo. USD LIBOR + 2.75%), 09/25/2028(a)	3,872,000	4,001,028
Series 2016-HQA2, Class M2, Floating Rate STACR® Debt Notes, 3.49% (1 mo. USD LIBOR + 2.25%), 11/25/2028(a)	2,684,000	2,760,379
Series 2016-HQA2, Class M3AF, Floating Rate STACR® Debt Notes, 5.14% (1 mo. USD LIBOR + 3.90%), 11/25/2028(a)	3,000,000	3,288,750
Series 2016-HQA4, Class M2, Floating Rate STACR® Debt Notes, 2.54% (1 mo. USD LIBOR + 1.30%), 04/25/2029(a)	500,000	506,651
Series 2017-DNA2, Class M1, Floating Rate STACR® Debt Notes, 2.44% (1 mo. USD LIBOR + 1.20%), 10/25/2029(a)	4,889,217	4,946,385
Total Agency Credit Risk Transfer Notes (Cost $31,462,499)		31,403,841

Certificates of Deposit–1.60%
Bank of Nova Scotia (Canada), 1.66% (3 mo. USD LIBOR + 0.35%), 11/03/2017(a)	7,000,000	7,001,953
Sumitomo Mitsui Banking Corp. (Japan), 1.51% (1 mo. USD LIBOR + 0.28%), 10/05/2017(a)	3,000,000	3,000,036
Total Certificates of Deposit (Cost $10,000,000)		10,001,989

	Shares

Exchange-Traded Fund–0.24%
PowerShares Variable Rate Investment Grade Portfolio (Cost $1,514,406)(e)	60,000	1,512,600

	Principal Amount	Value

U.S. Treasury Bills–0.06%(f)
1.03%, 02/01/2018(g)	$125,000	$124,551
1.05%, 02/01/2018	210,000	209,246
1.10%, 02/01/2018(g)	60,000	59,784
Total U.S. Treasury Bills (Cost $393,590)		393,581
TOTAL INVESTMENTS IN SECURITIES–148.63% (Cost $932,771,064)		928,831,471
OTHER ASSETS LESS LIABILITIES–(48.63)%		(303,887,838)
NET ASSETS–100.00%		$ 624,943,633

Investment Abbreviations:

ACES	—	Automatically Convertible Extendable Security
ARM	—	Adjustable Rate Mortgage
CLO	—	Collateralized Loan Obligation
Ctfs.	—	Certificates
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
MTA	—	Moving Treasury Average
PNMR	—	Panamanian Mortgage Reference Rate
REMICs	—	Real Estate Mortgage Investment Conduits
STACR®	—	Structured Agency Credit Risk
STRIPS	—	Separately Traded Registered Interest and Principal Security
TBA	—	To Be Announced
USD	—	United States Dollar

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2017.
(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect September 30, 2017.
(c)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1C.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2017 was $146,132,058, which represented 23.38% of the Fund’s Net Assets.
(e)	PowerShares Variable Rate Investment Grade Portfolio and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The value of this security as of September 30, 2017 represented less than 1% of the Fund’s Net Assets. See Note 3.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	18	December–2017	$2,255,625	$ (23,387)	$(23,387)

Short Futures Contracts
U.S. Treasury 2 Year Notes	149	December–2017	(32,139,766)	76,306	76,306
U.S. Treasury 10 Year Ultra Bonds	31	December–2017	(4,164,172)	55,872	55,872
U.S. Treasury Long Bonds	22	December–2017	(3,361,875)	58,901	58,901
U.S. Treasury Ultra Bonds	4	December–2017	(660,500)	11,815	11,815
Subtotal—Short Futures Contracts				202,894	202,894
Total Futures Contracts—Interest Rate Risk				$ 179,507	$179,507

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Quality Income Fund

A.    Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate.    The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions may be considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco Quality Income Fund

E.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
F.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$666,810,988	$—	$666,810,988
Asset-Backed Securities	—	218,708,472	—	218,708,472
Agency Credit Risk Transfer Notes	—	31,403,841	—	31,403,841
Certificates of Deposit	—	10,001,989	—	10,001,989
Exchange-Traded Fund	1,512,600	—	—	1,512,600
U.S. Treasury Bills	—	393,581	—	393,581
	1,512,600	927,318,871	—	928,831,471
Futures Contracts*	179,507	—	—	179,507
Total Investments	$1,692,107	$927,318,871	$—	$929,010,978

* Unrealized appreciation.

Invesco Quality Income Fund

NOTE 3 -- Investments in Affiliates

The Fund’s Adviser and the adviser for PowerShares Variable Rate Investment Grade Portfolio are subsidiaries of Invesco Ltd. and therefore, PowerShares Variable Rate Investment Grade Portfolio is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in PowerShares Variable Rate Investment Grade Portfolio for the nine months ended September 30, 2017.

	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 09/30/17	Dividend Income
PowerShares Variable Rate Investment Grade Portfolio	$—	$1,514,406	$—	$ (1,806)	$—	$1,512,600	$14,274

Invesco Quality Income Fund

Invesco Small Cap Growth Fund Quarterly Schedule of Portfolio Holdings September 30, 2017

invesco.com/us	SCG-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.76%

Aerospace & Defense–2.76%

BWX Technologies, Inc.	449,130	$ 25,160,262
Orbital ATK, Inc.	210,993	28,095,828
TransDigm Group, Inc.	79,558	20,339,003
		73,595,093

Apparel Retail–0.44%

Urban Outfitters, Inc. (b)	487,028	11,639,969

Apparel, Accessories & Luxury Goods–1.21%

Carter’s, Inc.	185,142	18,282,772
G-III Apparel Group, Ltd. (b)	483,175	14,021,739
		32,304,511

Application Software–5.64%

Aspen Technology, Inc. (b)	481,348	30,233,468
Fair Isaac Corp.	205,360	28,853,080
Guidewire Software Inc. (b)	388,598	30,256,240
Pegasystems Inc.	223,505	12,885,063
RealPage, Inc. (b)	587,260	23,431,674
Ultimate Software Group, Inc. (The) (b)	129,076	24,472,810
		150,132,335

Asset Management & Custody Banks–0.97%

Financial Engines Inc.	447,870	15,563,482
WisdomTree Investments, Inc. (c)	1,013,304	10,315,435
		25,878,917

Auto Parts & Equipment–0.82%

Visteon Corp. (b)	175,930	21,774,856

Biotechnology–6.44%

ACADIA Pharmaceuticals Inc. (b)	661,118	24,904,315
Agios Pharmaceuticals, Inc. (b)	375,557	25,068,430
Exelixis, Inc. (b)	1,182,037	28,640,757
Halozyme Therapeutics, Inc. (b)	1,691,781	29,386,236
Momenta Pharmaceuticals, Inc. (b)	1,121,681	20,751,098
Neurocrine Biosciences, Inc. (b)	405,390	24,842,299
Repligen Corp. (b)	468,477	17,952,039
		171,545,174

Brewers–0.46%

Boston Beer Co., Inc. (The) -Class A (b)(c)	78,812	12,310,434

Building Products–1.71%

A.O. Smith Corp.	445,460	26,473,688
Masonite International Corp.(b)	274,955	19,026,886
		45,500,574

Casinos & Gaming–0.96%

Penn National Gaming, Inc. (b)	1,090,965	25,517,671

	Shares	Value

Construction Machinery & Heavy Trucks–1.56%

WABCO Holdings Inc. (b)	153,782	$ 22,759,736
Wabtec Corp. (c)	249,208	18,877,506
		41,637,242

Construction Materials–1.11%

Martin Marietta Materials, Inc.	142,990	29,488,828

Data Processing & Outsourced Services–1.82%

Euronet Worldwide, Inc. (b)	295,551	28,015,279
ExlService Holdings, Inc. (b)	349,533	20,384,765
		48,400,044

Distributors–0.99%

Pool Corp.	243,925	26,385,367

Electrical Components & Equipment–0.76%

Acuity Brands, Inc.	118,110	20,229,881

Electronic Components–1.53%

II-VI Inc. (b)	324,264	13,343,463
Littelfuse, Inc.	140,044	27,431,819
		40,775,282

Electronic Equipment & Instruments–3.96%

Cognex Corp.	295,521	32,590,056
National Instruments Corp.	488,544	20,601,900
Trimble Inc. (b)	610,042	23,944,149
Zebra Technologies Corp. -Class A (b)	260,298	28,263,157
		105,399,262

Financial Exchanges & Data–0.85%

MarketAxess Holdings, Inc.	123,113	22,715,580

Footwear–0.86%

Steven Madden, Ltd. (b)	529,854	22,942,678

Health Care Equipment–5.10%

Cantel Medical Corp.	245,987	23,164,596
DexCom Inc. (b)(c)	253,789	12,416,627
Hill-Rom Holdings, Inc.	262,418	19,418,932
Integra LifeSciences Holdings Corp. (b)	416,019	21,000,639
Nevro Corp. (b)(c)	210,931	19,169,409
NuVasive, Inc. (b)	273,197	15,151,506
NxStage Medical, Inc. (b)	923,011	25,475,103
		135,796,812

Health Care Facilities–1.63%

HealthSouth Corp.	425,500	19,721,925
Select Medical Holdings Corp. (b)	1,240,690	23,821,248
		43,543,173

Health Care REIT’s–0.56%

Physicians Realty Trust	833,920	14,785,402

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

	Shares	Value

Health Care Services–0.76%

Chemed Corp.	100,401	$ 20,286,022

Health Care Supplies–2.75%

Align Technology, Inc. (b)	159,596	29,727,947
Halyard Health Inc. (b)	518,075	23,328,917
ICU Medical, Inc. (b)	108,254	20,119,006
		73,175,870

Health Care Technology–1.12%

Evolent Health, Inc. -Class A (b)(c)	739,876	13,169,793
Medidata Solutions, Inc. (b)	214,296	16,727,946
		29,897,739

Home Entertainment Software–1.99%

Take-Two Interactive Software, Inc. (b)	519,293	53,087,323

Homebuilding–0.57%

CalAtlantic Group, Inc.	412,025	15,092,476

Industrial Machinery–3.31%

ITT Inc.	488,639	21,632,048
John Bean Technologies Corp.	250,092	25,284,301
Lincoln Electric Holdings, Inc.	225,335	20,658,713
Timken Co. (The)	423,800	20,575,490
		88,150,552

Internet Software & Services–3.56%

2U, Inc. (b)	339,684	19,035,891
CoStar Group Inc. (b)	114,353	30,675,192
LogMeIn, Inc.	181,072	19,926,974
Q2 Holdings, Inc. (b)	607,671	25,309,497
		94,947,554

Investment Banking & Brokerage–0.71%

Evercore Partners Inc. -Class A	235,100	18,866,775

IT Consulting & Other Services–1.82%

Booz Allen Hamilton Holding Corp.	751,867	28,112,307
EPAM Systems, Inc. (b)	231,178	20,327,482
		48,439,789

Leisure Facilities–0.71%

Six Flags Entertainment Corp.	308,810	18,818,881

Leisure Products–0.78%
Brunswick Corp.	370,158	20,717,743

Life & Health Insurance–0.82%

American Equity Investment Life Holding Co.	750,940	21,837,335

Life Sciences Tools & Services–2.25%

Bio-Techne Corp.	192,570	23,279,787
Pacific Biosciences of California Inc. (b)(c)	1,994,505	10,471,151
PerkinElmer, Inc.	379,823	26,196,393
		59,947,331

	Shares	Value

Managed Health Care–1.24%

HealthEquity, Inc. (b)	651,282	$ 32,941,844

Metal & Glass Containers–1.10%

Berry Global Group, Inc. (b)	517,790	29,332,803

Movies & Entertainment–0.42%

IMAX Corp. (b)	492,223	11,148,851

Multi-Line Insurance–0.85%

American Financial Group, Inc.	219,808	22,739,138

Office REIT’s–0.59%

Highwoods Properties, Inc.	303,091	15,788,010

Office Services & Supplies–0.47%

Pitney Bowes Inc.	901,704	12,632,873

Oil & Gas Drilling–0.71%

Patterson-UTI Energy, Inc.	897,504	18,793,734

Oil & Gas Exploration & Production–2.98%

Centennial Resource Development, Inc. -Class A (b)(c)	1,187,595	21,341,082
Energen Corp. (b)	417,858	22,848,475
Laredo Petroleum, Inc. (b)	1,264,270	16,347,011
Parsley Energy, Inc. -Class A (b)	719,614	18,954,633
		79,491,201

Packaged Foods & Meats–0.69%

Lancaster Colony Corp.	153,734	18,466,528

Pharmaceuticals–2.94%

Catalent, Inc. (b)	506,969	20,238,202
GW Pharmaceuticals PLC -ADR (United Kingdom)(b)(c)(d)	160,371	16,276,053
Nektar Therapeutics (b)	1,057,083	25,369,992
Prestige Brands Holdings, Inc. (b)	326,896	16,374,221
		78,258,468

Property & Casualty Insurance–0.87%

Hanover Insurance Group Inc. (The)	93,600	9,072,648
RLI Corp.	247,834	14,215,758
		23,288,406

Regional Banks–3.99%

BankUnited, Inc.	475,801	16,924,242
Cathay General Bancorp	587,697	23,625,419
Cullen/Frost Bankers, Inc.	249,948	23,725,064
MB Financial, Inc.	495,055	22,287,376
Sterling Bancorp	801,667	19,761,092
		106,323,193

Restaurants–3.03%

Dunkin’ Brands Group, Inc.	365,391	19,394,954
Jack in the Box Inc.	188,015	19,162,489
Texas Roadhouse, Inc.	446,923	21,961,796
Wendy’s Co. (The)	1,294,044	20,096,504
		80,615,743

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

	Shares	Value

Security & Alarm Services–1.14%

Brink’s Co. (The)	360,576	$ 30,378,528

Semiconductor Equipment–0.97%

MKS Instruments, Inc.	274,982	25,972,050

Semiconductors–4.05%

Cavium Inc. (b)	302,758	19,963,863
Integrated Device Technology, Inc. (b)	750,914	19,959,294
Monolithic Power Systems Inc.	194,888	20,765,316
Power Integrations, Inc.	255,431	18,697,549
Silicon Laboratories Inc. (b)	355,254	28,384,795
		107,770,817

Specialized REIT’s–0.56%

CubeSmart	575,024	14,927,623

Specialty Chemicals–1.65%

Ingevity Corp. (b)	333,451	20,830,684
PolyOne Corp.	576,259	23,067,648
		43,898,332

Specialty Stores–0.80%

Five Below, Inc. (b)	387,743	21,279,336

Systems Software–2.68%

CommVault Systems, Inc. (b)	433,012	26,327,129
Proofpoint, Inc. (b)	236,212	20,602,411
Qualys, Inc. (b)	469,567	24,323,571
		71,253,111

Trading Companies & Distributors–0.72%
Watsco, Inc.	119,364	19,225,959

Trucking–3.02%

Knight-Swift Transportation Holdings Inc. (b)	805,921	33,486,018
Landstar System, Inc.	207,677	20,695,013
Old Dominion Freight Line, Inc.	238,393	26,249,453
		80,430,484

Total Common Stocks & Other Equity Interests (Cost $1,792,036,604)		2,630,521,507

	Shares	Value

Money Market Funds–1.48%

Government & Agency Portfolio – Institutional Class, 0.93% (e)	23,557,762	$ 23,557,762
Treasury Portfolio – Institutional Class, 0.90% (e)	15,705,174	15,705,174
Total Money Market Funds (Cost $39,262,936)		39,262,936
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–100.24% (Cost $1,831,299,540)		2,669,784,443

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Fund–1.98%

Government & Agency Portfolio – Institutional Class, 0.93% (Cost $52,765,888)(e)(f)	52,765,888	52,765,888
TOTAL INVESTMENTS IN SECURITIES–102.22% (Cost $1,884,065,428)		2,722,550,331
OTHER ASSETS LESS LIABILITIES–(2.22)%		(59,088,854)
NET ASSETS–100.00%		$2,663,461,477

Investment Abbreviations:

ADR             —   American Depositary Receipt

REIT            —   Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2017.
(d)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of September 30, 2017 represented less than 1% of the Fund’s Net Assets. See Note 3.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Small Cap Growth Fund

A.    Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Small Cap Growth Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuations levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were no material transfers between valuation levels.

NOTE 3 -- Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the nine months ended September 30, 2017.

	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain/ (Loss)	Value 09/30/17	Dividend Income
GW Pharmaceuticals PLC	$—	$17,971,726	$(85,405)	$(1,605,924)	$(4,344)	$16,276,053	$—

Invesco Small Cap Growth Fund

Item 2.	Controls and Procedures.

(a)	As of November 17, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 17, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Growth Series (Invesco Growth Series)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 29, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 29, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 29, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.